As filed with the Securities and Exchange Commission on November 28, 2003

                                              File Nos.  333-91856 and 811-21141

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.                                [ ]
                                              -------
                  Post-Effective Amendment No.   2                           [X]
                                              -------

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.      5                                       [X]
                                 -------

                                 OPTIMUM Q FUNDS
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                             125 CambrigePark Drive
                               Cambrige, MA 02140
               (Address of Principal Executive Offices) (Zip Code)

                          (617) 234-2200 (Registrant's
                     Telephone Number, Including Area Code)

                                  John Sherman
                             125 CambrigePark Drive
                               Cambrige, MA 02140
                     (Name and Address of Agent for Service)

                                   Copies to:

             Julie Allecta, Esq.                   Elaine E. Richards, Esq.
   Paul, Hastings, Janofsky & Walker, LLP      U.S. Bancorp Fund Services, LLC
        55 Second Street, 24th Floor         615 East Michigan Street, 2nd Floor
           San Francisco, CA 94105                Milwaukee, Wisconsin 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[X]    immediately upon filing pursuant to paragraph (b).
[ ]    on ____________ pursuant to paragraph (b).
[ ]    60 days after filing pursuant to paragraph (a)(1).
[ ]    on (date) pursuant to paragraph (a)(1).
[ ]    75 days after filing pursuant to paragraph (a)(2).
[ ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                OPTIMUM Q(TM) FUNDS




                                   Prospectus


                                November 28, 2003












                          Optimum Q - All Cap Core Fund
                        Optimum Q - Balanced Growth Fund
                      Optimum Q - Capital Conservation Fund






The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                               OPTIMUM Q(TM) FUNDS
                                -----------------
                         Your no-load investment choice
                                TABLE OF CONTENTS
                                -----------------

OPTIMUM Q - ALL CAP CORE FUND..................................................1

   INVESTMENT OBJECTIVE........................................................1
   PRINCIPAL INVESTMENT STRATEGIES.............................................1
   PRINCIPAL RISKS.............................................................1
   PERFORMANCE.................................................................2
   FEES AND EXPENSES...........................................................2

OPTIMUM Q - BALANCED GROWTH FUND...............................................4

   INVESTMENT OBJECTIVE........................................................4
   PRINCIPAL INVESTMENT STRATEGIES.............................................4
   PRINCIPAL RISKS.............................................................6
   PERFORMANCE.................................................................7
   FEES AND EXPENSES...........................................................7

OPTIMUM Q - CAPITAL CONSERVATION FUND..........................................9

   INVESTMENT OBJECTIVE........................................................9
   PRINCIPAL INVESTMENT STRATEGIES.............................................9
   PRINCIPAL RISKS.............................................................9
   PERFORMANCE................................................................10
   FEES AND EXPENSES..........................................................10

MANAGEMENT OF THE FUNDS.......................................................12

   THE ADVISER................................................................12
   MANAGEMENT TEAM............................................................12
   PRIOR PERFORMANCE OF SIMILAR ACCOUNTS......................................13

MORE ABOUT THE FUNDS..........................................................15

   ADDITIONAL INVESTMENT STRATEGIES...........................................15
   ADDITIONAL RISKS...........................................................15

YOUR ACCOUNT..................................................................17

   SHARE PRICE................................................................17
   BUYING SHARES..............................................................17
   SELLING SHARES.............................................................20
   EXCHANGING SHARES..........................................................21
   RETIREMENT AND OTHER QUALIFIED PLANS.......................................22
   GENERAL TRANSACTION POLICIES...............................................22

DISTRIBUTIONS AND TAXES.......................................................23

   DIVIDENDS AND DISTRIBUTIONS................................................23
   TAXATION...................................................................23
   FINANCIAL HIGHLIGHTS.......................................................25

NOTICE OF PRIVACY POLICY......................................................26


Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the "Adviser"), is the investment adviser for the Optimum Q(TM) Funds and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140.





Optimum Q - All Cap Core Fund
--------------------------------------------------------------------------------


This Prospectus offers the Memorial Class shares of the Optimum Q - All Cap Core Fund.


--------------------------------------------------------------------------------
Investment Objective
--------------------------------------------------------------------------------
The All Cap Core Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------

The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection, it provides the ability to overweight or underweight, subject to risk controls, segments of the market represented by those stocks which the process views as opportunities.

The Optimum Q - All Cap Core model was developed using the proprietary Optimum Q disciplined quantitative process. The Adviser believes that by using a quantitative model, more stocks can be analyzed more rigorously than by following a more traditional, labor intensive approach. The model is designed to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up--considering profit trends, earnings risk, and company valuation--in much the same way as a fundamental analyst would. The model takes into account trading costs so trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints both limit the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or economic sector differs from that of the Adviser's universe of possible investments. (As mentioned above, the Adviser's "universe" of possible investments approximates that of the Russell 3000(R) Index.) In the event the Fund experiences large cash inflows, the Adviser may invest in derivatives such as futures and options for hedging purposes. The Adviser believes that the Fund benefits from this technique by reducing trading costs.


The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash. The Fund may trade its investments frequently in trying to achieve its investment goal resulting in a high portfolio turnover rate.

------------------
1 Duration is a measure of a fixed income security's average life that reflects the present value of the security's cash flow, and accordingly is a measure of price sensitivity to interest rate changes.


--------------------------------------------------------------------------------
Principal Risks
--------------------------------------------------------------------------------
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that not only may you possibly not achieve your investment goals by investing in this Fund, you could lose money by investing in this Fund. The main risks of investing in the Fund are:

Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in large cap companies in general, the risks of investing in companies include business failure and reliance on erroneous reports. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.


Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.


Portfolio Turnover Risks. The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a higher portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.


Futures and Options on Futures Risks. The Fund may use futures and options on futures for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Fund or if the strategy does not correlate well with the Fund's investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

--------------------------------------------------------------------------------

This Fund may be appropriate for you if:
o    You wish to invest for the long-term
o    You are seeking growth and value style investments in any size company
o    You are looking for an equity component to complete your portfolio
This Fund is not  appropriate for you if you have  short-term  financial  goals.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

Because the Fund has not been operating for a full calendar year, no performance information can be provided.


--------------------------------------------------------------------------------
Fees and Expenses
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund's Memorial Class. This is a no-load class of shares of the Fund, so in general, you will pay no fees directly from your investment. The fees and expenses are described in the tables below and are further explained in the example that follows:


--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                        None
Deferred Sales Charge (Load)                                    None
Sales Charge (Load) Imposed on Reinvested Distributions         None
Redemption Fee (1)                                              None
Exchange Fee (2)                                                None
Account Fee                                                     None
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------
Management Fees                                                 0.75%
Distribution (12b-1) Fees                                       None
Other Expenses (3)                                              1.43%
Total Annual Fund Operating Expenses (4)                        2.18%
   Less:  Expense waiver/reimbursement                         -0.85%
Net Expenses (5)                                                1.33%
--------------------------------------------------------------------------
(1)  You may be charged a $15.00 fee for wire redemptions.
(2)  The Fund's transfer agent charges a $5.00 for each telephone exchange.
(3) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(4) The Adviser has contractually agreed to limit the Memorial Class' expenses to 1.25% of average net assets of the Fund through November 30, 2004. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.
(5) From the Fund's inception through February 11, 2003, the Adviser had agreed to cap the expenses of the Fund so that the Fund's expenses did not exceed 1.50% of the Fund's average daily net assets. Beginning February 12, 2003 and continuing through November 30, 2003, the Adviser agreed to defer receipt of all or part of its advisory fee and/or reimburse the Fund's Memorial Class so that the expenses do not exceed 1.25% of the class' average daily net assets. The Net Expenses shown of 1.33% reflect the actual net expenses charged to the Fund for the fiscal year ended July 31, 2003.



Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;
o    You redeem all of your shares at the end of those periods;
o    Your investment has a 5% return each year;
o    Your dividends and distributions have been reinvested; and
o    The Fund's operating expenses remain the same.


The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the "Net Expenses" of 1.25% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- ----------- ----------- -----------
   1 Year      3 Years     5 Years     10 Years
------------- ----------- ----------- -----------
    $127         $593       $1,084      $2,440

------------- ----------- ----------- -----------


--------------------------------------------------------------------------------
Optimum Q - Balanced Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Objective
--------------------------------------------------------------------------------
The Balanced Growth Fund's investment objective is long-term growth through capital appreciation and income.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------
To achieve its investment objectives, the Fund may diversify its portfolio over many categories of assets available for investment--debt and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in debt securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund's asset mix will change based on existing and anticipated market conditions.


Equity Securities: The Fund's domestic equity portfolio will consist primarily of common stock managed in a style similar to the Optimum Q - All Cap Core Fund, which utilizes a whole market, all cap/all style strategy. The whole market approach encompasses all major areas of the U.S. equity market including companies of all sizes with both growth and value characteristics. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection, it provides the ability to overweight or underweight, subject to risk controls, segments of the market represented by those stocks which the process views as opportunities. The Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The quantitative model used to construct the portfolio is designed to maximize compound annual return while controlling risk. In the event the Fund experiences large cash inflows, the Adviser may invest in derivatives such as futures and options for hedging purposes. The Adviser believes that the Fund benefits from this technique by reducing trading costs.


In managing the Fund's allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Fund may invest in many types of securities including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests, equity participations and sponsored American Depositary Receipts (ADRs). The Adviser may attempt to reach its goals by investing in exchange-traded funds and shares of other investment companies.


Fixed Income Securities: The Fund's investments in fixed income securities may be of any credit quality (investment grade to high-yield bonds) and may have all types of interest rate payment and reset terms. The Adviser may select fixed income securities issued by the U.S. government or any of its agencies, foreign governments, and U.S. and foreign companies. The Fund may include mortgage-backed, asset-backed and high-yield (or junk bonds) securities. In selecting securities for the fixed-income portion of the Fund, the Adviser establishes duration1 targets and determines the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market.


The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash. The Fund may trade its investments frequently in trying to achieve its investment goal resulting in a higher portfolio turnover rate.

--------------------------------------------------------------------------------
Principal Risks
--------------------------------------------------------------------------------
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that not only may you possibly not achieve your investment goals by investing in this Fund, you could lose money by investing in this Fund. The main risks of investing in the Fund are:

Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.


Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities or asset classes may prove to be incorrect.


Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in large cap companies, the risks of investing in companies in general include business failure and reliance on erroneous reports. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Other Investment Companies Risks. The Fund may invest in other investment companies. Your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which it invests in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those funds. Furthermore, investing in other funds could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you.

Foreign Securities Risks. The Fund may invest in foreign securities and ADRs. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of the underlying fund's assets and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund's income could also decline.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of declining interest rates, a bond issuer may "call" -- or repay -- its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Prepayment Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

High-Yield Debt Securities Risks. High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an nationally recognized statistical rating organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may effect their ability to meet their interest or principal payment obligations.

Portfolio Turnover Risks: The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a higher portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.


Futures and Options on Futures Risks. The Fund may use futures and options on futures for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Fund or if the strategy does not correlate well with the Fund's investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.


--------------------------------------------------------------------------------
This Fund may be appropriate for you if:
o    You wish to invest for the long-term
o    You are looking for a diversified investment vehicle
o    You want total return--income and capital appreciation
This Fund is not appropriate for you if you have short-term financial goals.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

Because the Fund has not been operating for a full calendar year, no performance information can be provided.


--------------------------------------------------------------------------------
Fees and Expenses
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. This is a no-load Fund, so in general, you will pay no fees directly from your investment. The fees and expenses are described in the tables below and are further explained in the example that follows:


--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                        None
Deferred Sales Charge (Load)                                    None
Sales Charge (Load) Imposed on Reinvested Distributions         None
Redemption Fee (1)                                              None
Exchange Fee (2)                                                None
Account Fee                                                     None
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------
Management Fees                                                 0.75%
Distribution (12b-1) Fees                                       None

Other Expenses (3)                                              0.64%
Total Annual Fund Operating Expenses (4)                        1.39%
   Plus:  Recovery of Waiver of Expenses                        0.08%
Net Expenses                                                    1.47%
--------------------------------------------------------------------------
(1)  You may be charged a $15.00 fee for wire redemptions.
(2)  The Fund's transfer agent charges a $5.00 for each telephone exchange.
(3) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(4) The Adviser has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2004. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.


Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;
o    You redeem all of your shares at the end of those periods;
o    Your investment has a 5% return each year;
o    Your dividends and distributions have been reinvested; and
o    The Fund's operating expenses remain the same.


Because the Fund has reimbursed the Adviser for all organizational expenses, each of the dollar amounts in the Example below reflects an expense ratio of 1.39%. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- ----------- ----------- -----------
   1 Year      3 Years     5 Years     10 Years
------------- ----------- ----------- -----------
    $142         $440        $761       $1,669

------------- ----------- ----------- -----------


--------------------------------------------------------------------------------
Optimum Q - Capital Conservation Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Investment Objective
--------------------------------------------------------------------------------
The Capital Conservation Fund's investment objective is to preserve the value of Fund assets and produce income.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------
To meet its investment objectives, the Fund invests primarily in U.S. investment grade bonds (i.e., securities rated BBB or higher by Standard & Poor's or its equivalent by another nationally recognized statistical rating organization ("NRSRO") or determined by the Adviser to be of comparable quality). Such investments include obligations issued or guaranteed by the U.S. Government and its agencies and debt obligations of U.S. corporations. The Fund may also invest in asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and the obligations of U.S. banks.


The Adviser manages the Fund as a low-duration, high-grade bond portfolio. The Fund normally maintains a weighted average effective maturity of between one and three years. The Fund requires that securities rated in the top three ratings categories (i.e., securities rated A or better by Standard & Poors or Moody's) account for 75% of the Fund's assets. The Adviser believes that portfolios with this credit and interest rate risk profile can generate higher returns than a money market fund with a better risk/reward relationship than most short or intermediate-term bond funds. Please note however, that the Fund does not intend to maintain its net asset value at $1.00 in the way a money market fund would.


In selecting portfolio securities, the Adviser uses a "top-down" approach by first monitoring and evaluating economic trends. The Adviser establishes duration targets and determines an appropriate allocation of the Fund's assets among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when other comparable investments are judged to offer superior risk/reward profiles.

--------------------------------------------------------------------------------
Bonds are:
Interest-bearing debt securities that obligate the issuer (i.e., U.S. Government or company) to pay the holders specific amounts on scheduled payment dates. The issuer is generally required to repay the principal amount of the obligation at maturity, although a portion of the principal payments may be made over the life of the bond.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal Risks
--------------------------------------------------------------------------------
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that not only may you possibly not achieve your investment goals by investing in this Fund, you could lose money by investing in this Fund. The main risks of investing in the Fund are:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund's income could also decline.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of declining interest rates, a bond issuer may "call" -- or repay -- its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Prepayment Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

--------------------------------------------------------------------------------
This Fund may be appropriate for you if:
o    You want to preserve capital
o    You want to earn income on investments considered more stable than stocks
o    You are looking for a fixed-income component to complete your portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

Because the Fund has not been operating for a full calendar year, no performance information can be provided.


--------------------------------------------------------------------------------
Fees and Expenses
--------------------------------------------------------------------------------
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. This is a no-load Fund, so in general, you will pay no fees directly from your investment. The fees and expenses are described in the tables below and are further explained in the example that follows:



--------------------------------------------------------------------------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                        None
Deferred Sales Charge (Load)                                    None
Sales Charge (Load) Imposed on Reinvested Distributions         None
Redemption Fee (1)                                              None
Exchange Fee (2)                                                None
Account Fee                                                     None
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------

Management Fees                                                 0.40%
Distribution (12b-1) Fees                                       None
Other Expenses (3)                                              0.58%
Total Annual Fund Operating Expenses (4)                        0.98%
--------------------------------------------------------------------------
   Less:  Expense waiver/reimbursement                         -0.03%
--------------------------------------------------------------------------
Net Expenses                                                    0.95%

--------------------------------------------------------------------------
(1)  You may be charged a $15.00 fee for wire redemptions.
(2)  The Fund's transfer agent charges a $5.00 for each telephone exchange.

(3) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(4) The Adviser has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 0.95% of average net assets of the Fund through November 30, 2004. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser will not seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.


Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
o    You invest $10,000 in the Fund for the time periods indicated;
o    You redeem all of your shares at the end of those periods;
o    Your investment has a 5% return each year;
o    Your dividends and distributions have been reinvested; and
o    The Fund's operating expenses remain the same.


The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the "Net Expenses" of 0.95% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- ----------- ----------- -----------
   1 Year      3 Years     5 Years     10 Years
------------- ----------- ----------- -----------
    $97          $309        $539       $1,199
------------- ----------- ----------- -----------


Management of the Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Adviser
--------------------------------------------------------------------------------
MDT Advisers is an autonomous operating division of Harris Bretall Sullivan & Smith, LLC, which is a registered investment adviser. MDT Advisers is responsible for the day-to-day management of the Funds in accordance with each Fund's respective investment objectives and policies (subject to the general supervision of the Funds' Board of Trustees). This includes making investment
--------------------------------------------------------------------------------


The advisory fee is accrued daily and paid monthly. However, until November 30, 2004, the Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed 1.25%, 1.50% and 0.95% of the All Cap Core Fund, Balanced Growth Fund and Capital Conservation Fund, respectively. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation. The amount the Adviser is entitled to receive on an annual basis together with the amount it actually did receive net of waivers for its services during the previous fiscal year is shown below.


--------------------------------------------------------------------------------
Fund                                       Advisory Fee            Advisory Fee
                                        Entitled to be Paid       Actually Paid
--------------------------------------------------------------------------------
                                         (as a % of average daily net assets)
Optimum Q - All Cap Core Fund                 0.75%                 0.00%
Optimum Q - Balanced Growth Fund              0.75%                 0.83%*
Optimum Q - Capital Conservation Fund         0.40%                 0.37%
--------------------------------------------------------------------------------

*The Advisory Fee that the Adviser received for managing the Balanced Growth Fund exceeded the contractual advisory fee because the Adviser was able to recover expenses that it had waived during the organization of the Fund.

MDT Advisers provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of September 30, 2003, the MDT Advisers division had approximately $505 million in assets under its direct management. As of the same date, the Adviser, as a whole, had over $2.71 billion in assets under management.

--------------------------------------------------------------------------------
Management Team
--------------------------------------------------------------------------------

Overall investment policy is set by an investment committee headed by R. Schorr Berman, Chief Investment Officer of MDT Advisers. The All Cap Core Fund is managed by the Quantitative Equity Strategies Group headed by David M. Goldsmith. The Balanced Growth Fund is managed by Mr. Berman, Dr. Goldsmith and John Sherman. The Capital Conservation Fund is managed by Mr. Berman and Mr. Sherman.

R. Schorr Berman, the President and Chief Investment Officer of MDT Advisers, has over 19 years experience investing in public and private equities. He began investing quantitatively while an investment officer with Memorial Drive Trust, and he co-founded MDT Advisers, Inc. in 1988. (MDT Advisers, Inc. merged with Harris Bretall Sullivan & Smith, LLC on August 26, 2002.) Mr. Berman received a B.A. in English from Stanford University, and an M.B.A. from the Harvard Graduate School of Business Administration with the distinction of being a Baker Scholar.

David M. Goldsmith,  Ph.D.,  Chief  Investment  Officer of  Quantitative  Equity
Strategies, joined MDT Advisers in 1990. Dr. Goldsmith has over 22 years experience in the development and application of financial and statistical modeling techniques. He is a member of the Center for Economic Policy Studies of Princeton University and has published in the Journal of Finance. Dr. Goldsmith received an A.B., Summa Cum Laude, Economics from Princeton University and a Ph.D., Economics, Concentration in Finance from Harvard University.

John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over 12 years of experience analyzing financial markets and has been responsible for the Adviser's fixed income investments for the past three years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991
- 1999. He is a member of the Association for Investment Management and Research and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.

--------------------------------------------------------------------------------
Prior Performance of Similar Accounts
--------------------------------------------------------------------------------
Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have the same investment objectives, policies, strategies, and risks substantially similar to those of the Optimum Q
- All Cap Core Fund (the "All Cap Core Accounts") managed by the same senior management team at the Adviser for the periods indicated. The All Cap Core Accounts and the All Cap Core Fund are managed by the same team of portfolio managers of the Adviser. The All Cap Core Accounts represent assets of approximately $62 million as of September 30, 2003.


This information is provided to illustrate the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the All Cap Core Fund. Performance of the All Cap Core Accounts is historical and does not represent the future performance of the All Cap Core Fund.

Returns do not include management fees, but include the reinvestment of all income. Cash and cash equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis. Leverage has not been used in the All Cap Core Accounts.

The All Cap Core Accounts are not subject to the same type of expenses to which the All Cap Core Fund is subject partly because the All Cap Core Accounts are not subject to the same regulatory requirements as the All Cap Core Fund. The All Cap Core Fund is subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the All Cap Core Accounts could have been adversely affected if the All Cap Core Accounts had been regulated under the federal securities and tax laws imposed on the All Cap Core Fund. The investment results of the composite presented below are unaudited and are not intended to predict or suggest the future returns of the All Cap Core Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

---------------------------------------- ----------------------- ---------------
           Average Annual Total Returns   All Cap Core Accounts   Russell 3000
                                               Composite(1)       (R) Index(2)
---------------------------------------- ----------------------- ---------------

Year-to-Date   1/01/2003 - 9/30/2003               16.54%                16.57%
1 year ended 12/31/2002                           -12.42%               -21.54%
3 years ended 12/31/2002                           -6.97%               -13.69%
5 years ended 12/31/2002                            4.30%                -0.71%
Since Inception 9/5/1991 - 9/30/2003               14.35%                10.33%
---------------------------------------- ----------------------- ---------------

(1) Returns do not include management fees. Actual returns would be reduced by investment advisory fees and other expenses that may be incurred in the management of the account.


(2) The Russell 3000(R) Index is an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization and represents approximately 98% of the investable U.S. equity market. The index does not reflect any deduction for fees, expenses or taxes.


More About the Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Additional Investment Strategies
--------------------------------------------------------------------------------

The Funds' investment objectives described in the Risk/Return Summaries may be changed without shareholder approval. If a Fund's objectives change, you will be notified at least 60 days in advance. The Fund's main investment strategies are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Funds' objectives. You should note, however, that the Funds may use other non-principal strategies and invest in other securities not described in this prospectus. For a copy of the Fund's Statement of Additional Information (SAI) containing additional (non-principal) investment strategies and securities (including a description of the types of securities that the Funds consider to be foreign securities), please call toll free 1-86-OPTIMUM-Q (1-866-784-6867).

Besides the principal strategies discussed in the Risk/Return Summaries, the Funds may use various techniques, such as buying and selling futures contracts, swaps, options, when-issued securities and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Capital Conservation Fund and Balanced Growth Fund may invest a portion of their assets in debt obligations of foreign corporations, banks, governments and their political subdivisions. Each Fund may lend securities to broker-dealers or other institutions to earn income.


Temporary Investments & Cash Holdings. Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term, high-quality investment grade securities, while waiting to invest monies received from purchases of the Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in the highest ratings categories by Standard & Poor's, Moody's Investor Service, Inc., Fitch Inc. or another NRSRO. Under normal market conditions, each Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker's acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.

In addition, each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.

--------------------------------------------------------------------------------
Additional Risks
--------------------------------------------------------------------------------
Risks of Securities Lending. To generate some income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Futures and Options on Futures Risks. The Funds may use futures and options on futures for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by a Fund or if the strategy does not correlate well with the Fund's investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

Foreign Securities Risks. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.


When-Issued Securities. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.



Your Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Share Price
--------------------------------------------------------------------------------

Shares of each Fund are sold at their net asset value ("NAV"). The NAV for shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after a Fund or its agents receives your request in good order. The NYSE is closed most national holidays and Good Friday.

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:
o    The name of the Fund
o    The dollar amount of shares to be purchased
o    Purchase application or investment stub
o    Check  payable  to  Optimum Q Funds,  or if  paying  by wire,  when wire is received
--------------------------------------------------------------------------------

The NAV is determined by adding the value of each Fund's investments, cash and other assets attributable, subtracting the liabilities attributable for that Fund and then dividing the result by the total number of shares outstanding in the Fund.

Each Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Adviser under the supervision of the Trust's Board of Trustees.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of the Fund's shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of the Fund, the Fund will value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of the Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
Buying Shares
--------------------------------------------------------------------------------

Minimum Investments

----------------------------------- --------------------- ------------------------ --------------
                 Fund Name           Initial Purchase -   Initial Purchase - All    Subsequent
                                            IRAs              Other Accounts         Purchases
----------------------------------- --------------------- ------------------------ --------------
All Cap Core Fund - Memorial Class        $10,000*               $25,000*              $250
Balanced Growth Fund                       $1,000                 $2,500               $250
Capital Conservation Fund                  $1,000                 $2,500               $250
----------------------------------- --------------------- ------------------------ --------------

*Please note that these minimums are waived for shareholders that were previously members of the Memorial Drive Trust.



Timing of Requests Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day's NAV.

Receipt of Orders Shares may only be purchased on days the NYSE is open for business. The Funds may authorize one or more financial intermediaries to accept on their behalf purchase and redemption orders that are in good order. In addition, these financial intermediaries may designate other financial intermediaries to accept purchase and redemption orders on a Fund's behalf.



Anti-Money Laundering Program

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-86-OPTIMUM-Q (1-866-784-6867) if you need additional assistance when completing your Application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.





-------------------------------------------------------------------- ---------------------------------------
Methods of Buying           To Open an Account                       To Add to an Account
-------------------------------------------------------------------- ---------------------------------------

By Telephone                You may not use telephone transactions   If you have completed the "Telephone
                            for your initial purchase of a Fund's    Purchase Option" section of the
                            shares.  If you have elected the         Account Application Form, call the
                            "Telephone Exchange Option" on a         Funds (toll-free) at 1-86-OPTIMUM-Q
                            Optimum Q Fund, you may call that Fund   (1-866-784-6867) to place your order.
                            (toll-free) at 1-86-OPTIMUM-Q            You will then be able to move money
                            (1-866-784-6867) to request an           from your bank account to your Fund
                            exchange into another Optimum Q Fund.    account upon request.  Only bank
                            See "Exchanging Shares."                 accounts held at domestic

                                                                     institutions that are Automated Clearing
                                                                     House ("ACH") members may be used for
                                                                     telephone transactions. The minimum
                                                                     telephone purchase is $250.

By Mail                     Make your check payable to "Optimum Q    Fill out the investment stub from an
                            Funds."  Forward the check and your      account statement, or indicate the
                            application to the address below.  No    Fund name and account number on your
                            third party checks will be accepted.     check.  Make your check payable to
                            If your check is returned for any        "Optimum Q Funds." Forward the check
                            reason, a $25 fee will be assessed       and stub to the address below.
                            against your account.

By Wire                     Forward your application to Optimum Q    Notify the Funds of an incoming wire
                            Funds at the address below.  Call        by calling (toll-free) 1-86-OPTIMUM-Q
                            (toll-free) 1-86-OPTIMUM-Q               (1-866-784-6867).  Use the following
                            (1-866-784-6867) to obtain an account    instructions:
                            number. Wire funds using the             U.S. Bank, N.A.
                            instructions to the right.               Milwaukee, WI 53202
                                                                     ABA#:  075000022
                                                                     Credit:  U.S. Bancorp Fund Services,
                                                                     LLC
                                                                     Account #: 112-952-137
                                                                     Further Credit:
                                                                     (name of Fund,)
                                                                     (name/title on the account)
                                                                     (account #)
                                                                     The Funds, Adviser and the Transfer
                                                                     Agent are not responsible for the
                                                                     consequences of delays resulting from
                                                                     the banking or Federal Reserve Wire
                                                                     system, or from incomplete wiring
                                                                     instructions.

Automatic Investment Plan   Open a Fund account with one of the      If you did not set up an Automatic
                            other methods.  If by mail, be sure to   Investment Plan with your original
                            include your checking account number     application, call the Funds
                            on the appropriate section of your       (toll-free) at 1-86-OPTIMUM-Q
                            application and enclose a voided check   (1-866-784-6867).  Additional
                            or deposit slip with your initial        investments (minimum of $250) will be
                            purchase application.                    taken from your checking account
                                                                     automatically monthly or quarterly.
Through Your financial      To purchase shares for another           To purchase shares for another
intermediary                investor, call the Funds (toll-free)     investor, call the Funds (toll-free)
                            at                                       at 1-86-OPTIMUM-Q (1-866-784-6867).
                            1-86-OPTIMUM-Q (1-866-784-6867).
By Exchange                 Call the Funds (toll-free) at            Call the Funds (toll-free) at
                            1-86-OPTIMUM-Q (1-866-784-6867) to       1-86-OPTIMUM-Q (1-866-784-6867) to
                            obtain exchange information.  See        obtain exchange information.  See
                            "Exchanging Shares."                     "Exchanging Shares."
--------------------------- ---------------------------------------- ---------------------------------------


You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail                                   By Overnight Delivery
Optimum Q Funds                           Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                              615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701           Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

--------------------------------------------------------------------------------
Selling Shares
--------------------------------------------------------------------------------

Methods of Selling
-------------------- -----------------------------------------------------------
                     To Sell Some or All of Your Shares
-------------------- -----------------------------------------------------------
By Telephone         Call the Funds (toll-free) at 1-86-OPTIMUM-Q
                     (1-866-784-6867) to place the order. (Note: For security reasons, requests by telephone will be recorded.)

By Mail Send a letter instructing the Funds to redeem the dollar amount or number of shares you wish. The letter should contain the Fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter. For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

By Wire Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Systematic           Withdrawal Plan The Funds offer shareholders a Systematic
                     withdrawal Plan. Call the Funds (toll-free) at
                     1-86-OPTIMUM-Q (1-866-784-6867) to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete your investment and affect your income or yield.

Through Your        Consult your account agreement for information on redeeming
financial           shares.
intermediary

By Exchange         Call the Funds (toll-free) at 1-86-OPTIMUM-Q
                    (1-866-784-6867) to obtain exchange information. See
                    "Exchanging Shares" for further information.
--------------------------------------------------------------------------------

Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:
1) We can mail a check to your account's address. You will generally receive the proceeds within seven days after the Fund or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
2) We can transmit the proceeds by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.
3) For a $15 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:
o    The name of the Fund
o    The number of shares or the dollar amount of shares to be redeemed
o    Signatures  of  all  registered  shareholders  exactly  as the  shares  are registered
o    The account number
--------------------------------------------------------------------------------

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations:

o    If you change ownership on your account
o When you want the redemption proceeds sent to a different address than that registered on the account
o If the proceeds are to be made payable to someone other than the account's owner(s)
o Any redemption transmitted by federal wire transfer to a bank other than your bank of record
o If a change of address request has been received by the Transfer Agent within the last 15 days
o    For all redemptions of $50,000 or more from any shareholder account

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from financial intermediary, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission ("SEC"). Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) before making your request to determine what additional documents are required.

Exchanging Shares
You may exchange all or a portion of your investment from one Optimum Q Fund to another. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Funds' transfer agent charges a $5.00 fee for each exchange via telephone. Call the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to learn more about exchanges.


Please Note: The Funds do not permit short-term, excessive trading or market timing. Excessive purchases, redemptions or exchanges of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Funds, each Fund reserves the right to reject any purchase order or exchange request it deems inappropriate. Orders may be rejected from any person believed by the Adviser to be a short-term market timer.


Retirement and Other Qualified Plans
You may purchase shares of the Funds for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-86-OPTIMUM-Q (1-866-784-6867).

--------------------------------------------------------------------------------
General Transaction Policies
--------------------------------------------------------------------------------
The Funds reserve the right to:

o    Vary or waive any minimum investment requirement.

o Redeem all shares in your account if your balance falls below a Fund's minimum. If, within 60 days of a Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

o Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.


o Modify or terminate the exchange privilege after 60 days written notice to shareholders.

o Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.

o Reject any purchase or redemption request that does not contain all required documentation. (See required information for "Good Order" purchases and redemptions on pages 17 and 22. Also see requirements for corporate, trust and other accounts.)

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under "Buying Shares".

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-86-OPTIMUM-Q (1-866-784-6867) to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

Distributions and Taxes
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Dividends and Distributions
--------------------------------------------------------------------------------
Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.


Dividends for the All Cap Core Fund and the Balanced Growth Fund are declared and paid at least annually, while dividends for the Capital Conservation Fund are declared daily and paid monthly. Capital gains, if any, are generally distributed once a year.


All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of the Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund. In such cases, dividends and distributions will be paid in cash.

--------------------------------------------------------------------------------
Taxation
--------------------------------------------------------------------------------

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, distributions of net investment income occurring in 2003 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund's shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.


Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the SAI. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.




Financial Highlights
--------------------------------------------------------------------------------
The financial highlight tables below show the Funds financial performance information. Certain information reflects financial results for single shares of the Funds. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the fiscal period ended July 31, 2003 has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.



-------------------------------------------------------------------- -------------- -------------- ---------------
                                                                     All Cap Core
                                                                        Fund -                        Capital
                                                                       Memorial       Balanced      Conservation
                                                                         Class       Growth Fund        Fund
-------------------------------------------------------------------- -------------- -------------- ---------------
                                                                          For the period October 1, 2002(1)
                                                                                through July 31, 2003

Per Share Data:
Net asset value, beginning of period                                     $10.00         $10.00         $10.00
                                                                     -------------- -------------- ---------------
Income from investment operations:
    Net investment income                                                  0.03           0.13           0.22
    Net realized and unrealized gain
       (loss) on investments                                               1.75           1.28          (0.14)
                                                                     -------------- -------------- ---------------
    Total from investment operations                                       1.78           1.41           0.08
Less Distributions:
    Dividends from net investment income                                  (0.01)         (0.05)         (0.22)
    Distributions from net capital gains                                  (0.01)         (0.00)         --
                                                                     -------------- -------------- ---------------
    Total dividends and distributions                                     (0.02)         (0.05)         (0.22)
                                                                     -------------- -------------- ---------------
                                                                         $11.76
Net asset value, end of period                                                          $11.36          $9.86
                                                                     ============== ============== ===============
Total return (2)                                                          17.75%         14.18%          0.82%
Supplemental data and ratios:
Net assets, end of period                                            $23,455,374    $41,473,645    $45,750,186
Ratio of expenses to average net assets before recovery or
reimbursement by Adviser (3)                                               2.18%          1.39%          0.98%
Ratio of expenses to average net assets after recovery or
    reimbursement by Adviser (3)                                           1.33%          1.47%          0.95%
Ratio of net investment income (loss) to average net assets before
    recovery or reimbursement by Adviser(3)                               (0.48%)         1.88%          2.96%
Ratio of net investment income (loss) to average net assets after
recovery or reimbursement by Adviser(3)                                    0.37%          1.80%          2.99%
Portfolio turnover rate(4) (2)                                           171.64%        124.13%         68.89%

------------------------------------------------------------------------------------------------------------------
(1)  Commencement of operations.
(2)  Not Annualized.
(3)  Annualized.
(4)  Portfolio  turnover  is  calculated  on the  basis  of the  Fund as a whole without distinguishing between the classes of shares issued.



Notice of Privacy Policy
--------------------------------------------------------------------------------
The Fund and the Adviser collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

--------------------------------------------------------------------------------
We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

--------------------------------------------------------------------------------
OPTIMUM Q(TM) FUNDS



Investment Adviser                      Independent Auditors
MDT Advisers, a division of Harris      Ernst & Young LLP
Bretall Sullivan & Smith, LLC           875 East Wisconsin Avenue
125 CambridgePark Drive                 Milwaukee, WI 53202

Cambridge, MA 02140

Custodian                               Administrator, Transfer Agent
U.S. Bank, N.A.                         and Fund Accountant
425 Walnut Street                       U.S. Bancorp Fund Services, LLC
Cincinnati, OH  45202                   615 E. Michigan Street
                                        Milwaukee, WI  53202

Legal Counsel                           Distributor
Paul, Hastings, Janofsky & Walker, LLP  Quasar Distributors, LLC
55 Second Street, 24th Floor            615 E. Michigan Street
San Francisco, CA  94105                Milwaukee, WI 53202

You can find more information about the Funds in the following documents:
Statement of Additional Information (SAI)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds' annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds' performance during the Funds' last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) or by writing to:

Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

                                                     1940 Act File No. 811-21141

                               OPTIMUM Q(TM) FUNDS




                                   Prospectus
                                November 28, 2003








                          Optimum Q - All Cap Core Fund

                                  Adviser Class




The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               OPTIMUM Q(TM) FUNDS
                         Your no-load investment choice

                                TABLE OF CONTENTS


Optimum Q - All Cap Core Fund..................................................1

   INVESTMENT OBJECTIVE........................................................1
   PRINCIPAL INVESTMENT STRATEGIES.............................................1
   PRINCIPAL RISKS.............................................................1
   PERFORMANCE.................................................................2
   FEES AND EXPENSES...........................................................2

Management of the Fund.........................................................4

   THE ADVISER.................................................................4
   MANAGEMENT TEAM.............................................................4
   PRIOR PERFORMANCE OF SIMILAR ACCOUNTS.......................................5

More About the Fund............................................................6

   ADDITIONAL INVESTMENT STRATEGIES............................................6
   ADDITIONAL RISKS............................................................6

Your Account...................................................................7

   DISTRIBUTION OF SHARES......................................................7
   SHARE PRICE.................................................................7
   BUYING SHARES...............................................................7
   SELLING SHARES.............................................................10
   RETIREMENT AND OTHER QUALIFIED PLANS.......................................11
   GENERAL TRANSACTION POLICIES...............................................12

Distributions and Taxes.......................................................12

   DIVIDENDS AND DISTRIBUTIONS................................................12
   TAXATION...................................................................13
   FINANCIAL HIGHLIGHTS.......................................................14

Notice of Privacy Policy......................................................15





Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the "Adviser"), is the investment adviser for the Optimum Q(TM) Funds and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140.


Optimum Q - All Cap Core Fund
--------------------------------------------------------------------------------


This Prospectus offers the Adviser Class shares of the Optimum Q - All Cap Core Fund.


Investment Objective
The All Cap Core Fund's (the "Fund") investment objective is long-term growth of capital.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000(R) Index, an index that measures the performance of 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection, it provides the ability to overweight or underweight, subject to risk controls, segments of the market represented by those stocks which the process views as opportunities.

The Optimum Q - All Cap Core model was developed using the proprietary Optimum Q disciplined quantitative process. The Adviser believes that by using a quantitative model, more stocks can be analyzed more rigorously than by following a more traditional, labor intensive approach. The model is designed to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up--considering profit trends, earnings risk, and company valuation--in much the same way as a fundamental analyst would. The model takes into account trading costs so trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints both limit the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or economic sector differs from that of the Adviser's universe of possible investments. (As mentioned above, the Adviser's "universe" of possible investments approximates that of the Russell 3000(R) Index.) In the event the Fund experiences large cash inflows, the Adviser may invest in derivatives such as futures and options for hedging purposes. The Adviser believes that the Fund benefits from this technique by reducing trading costs.


The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash. The Fund may trade its investments frequently in trying to achieve its investment goal resulting in a high portfolio turnover rate.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that not only may you possibly not achieve your investment goals by investing in this Fund, you could lose money by investing in this Fund. The main risks of investing in the Fund are:

Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in large cap companies in general, the risks of investing in companies include business failure and reliance on erroneous reports. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.


Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.


Portfolio Turnover Risks. The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a higher portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.


Futures and Options on Futures Risks. The Fund may use futures and options on futures for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Fund or if the strategy does not correlate well with the Fund's investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

--------------------------------------------------------------------------------

This Fund may be appropriate for you if:

o    You wish to invest for the long-term
o    You are seeking growth and value style investments in any size company
o    You are looking for an equity  component to complete  your  portfolio
o This Fund is not appropriate for you if you have short-term financial goals.

--------------------------------------------------------------------------------

Performance

Because the Fund has not been operating for a full calendar year, no performance information can be provided.


Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold shares of the Adviser Class of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:



----------------------------------------------------------------- --------------
Shareholder Fees
(fees paid directly from your investment)
----------------------------------------------------------------- --------------
Sales Charge (Load) Imposed on Purchases                              None
Deferred Sales Charge (Load)                                          None
Sales Charge (Load) Imposed on Reinvested Distributions               None
Redemption Fee (1)                                                    None
Exchange Fee                                                          None
Account Fee                                                           None

----------------------------------------------------------------- --------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
----------------------------------------------------------------- --------------
Management Fees                                                       0.75%
Distribution (12b-1) Fees                                             0.25%
Other Expenses (2)                                                    1.34%
Total Annual Fund Operating Expenses (3)                              2.34%
   Less:  Expense waiver/reimbursement                               -0.84%
Net Expenses                                                          1.50%
----------------------------------------------------------------- --------------
(1)  You may be charged a $15.00 fee for wire redemptions.
(2) "Other Expenses" include custodian, administration, transfer agency and other customary Fund expenses for the previous fiscal year.
(3) The Adviser has contractually agreed to limit the Adviser Class' Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2004. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Adviser cannot seek repayment and the Fund will not repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.


Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated; o You redeem all of your shares at the end of those periods; o Your investment has a 5% return each year; o Your dividends and distributions have been reinvested; and o The Fund's operating expenses remain the same.


The 1-year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 year columns for the Fund reflect the "Net Expenses" of 1.50% for the Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the "Total Annual Fund Operating Expenses" of the Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                ------------- ----------- ----------- --------
                  1 Year      3 Years     5 Years     10 Years
                ------------- ----------- ----------- --------
                   $153         $650       $1,174      $2,612
                ------------- ----------- ----------- --------



Management of the Fund
--------------------------------------------------------------------------------

The Adviser

MDT Advisers is an autonomous operating division of Harris Bretall Sullivan & Smith, LLC, which is a registered investment adviser. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund's investment objectives and policies (subject to the general supervision of the Fund's Board of Trustees). This includes making investment decisions, and buying and selling securities. For its services, the Adviser is entitled to receive an annual fee of 0.75% of the Fund's average net assets.

The advisory fee is accrued daily and paid monthly. However, until November 30, 2004, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) does not exceed 1.50% of the All Cap Core Fund's Adviser class. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation. For the fiscal year ended July 31, 2003, the Adviser waived all of its fees.

MDT  Advisers  provides  investment  management  services  for  individuals  and institutional clients including pension and profit sharing plans. As of September 30, 2003, the MDT Advisers division had approximately $505 million in assets under its direct management. As of the same date, the Adviser as a whole, had over $2.71 billion in assets under management. The Adviser currently manages two other mutual funds: Optimum Q - Balanced Growth Fund and Optimum Q - Capital Conservation Fund. For more information about those funds, please call 1-86-OPTIMUM-Q (1-866-784-6867).


Management Team

Overall investment policy is set by an investment committee headed by R. Schorr Berman, Chief Investment Officer of MDT Advisers. The All Cap Core Fund is managed by the Quantitative Equity Strategies Group headed by David M. Goldsmith.

R. Schorr Berman, the President and Chief Investment Officer of MDT Advisers, has over 19 years experience investing in public and private equities. He began investing quantitatively while an investment officer with Memorial Drive Trust, and he co-founded MDT Advisers, Inc. in 1988. (MDT Advisers, Inc. merged with Harris Bretall Sullivan & Smith, LLC on August 26, 2002.) Mr. Berman received a B.A. in English from Stanford University, and an M.B.A. from the Harvard Graduate School of Business Administration with the distinction of being a Baker Scholar.

David M. Goldsmith,  Ph.D.,  Chief  Investment  Officer of  Quantitative  Equity
Strategies, joined MDT Advisers in 1990. Dr. Goldsmith has over 22 years experience in the development and application of financial and statistical modeling techniques. He is a member of the Center for Economic Policy Studies of Princeton University and has published in the Journal of Finance. Dr. Goldsmith received an A.B., Summa Cum Laude, Economics from Princeton University and a Ph.D., Economics, Concentration in Finance from Harvard University.


Prior Performance of Similar Accounts

Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have the same investment objectives, policies, strategies, and risks substantially similar to those of the Optimum Q
- All Cap Core Fund (the "All Cap Core Accounts") managed by the same senior management team at the Adviser for the periods indicated. The All Cap Core Accounts and the All Cap Core Fund are managed by the same team of portfolio managers of the Adviser. The All Cap Core Accounts represent assets of approximately $62 million as of September 30, 2003.


This information is provided to illustrate the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the All Cap Core Fund. Performance of the All Cap Core Accounts is historical and does not represent the future performance of the All Cap Core Fund.

Returns do not include management fees, but include the reinvestment of all income. Cash and cash equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis. Leverage has not been used in the All Cap Core Accounts.

The All Cap Core Accounts are not subject to the same type of expenses to which the All Cap Core Fund is subject partly because the All Cap Core Accounts are not subject to the same regulatory requirements as the All Cap Core Fund. The All Cap Core Fund is subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the All Cap Core Accounts could have been adversely affected if the All Cap Core Accounts had been regulated under the federal securities and tax laws imposed on the All Cap Core Fund. The investment results of the composite presented below are unaudited and are not intended to predict or suggest the future returns of the All Cap Core Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.


------------------------------------------ --------------------- ---------------
           Average Annual                  All Cap Core Accounts Russell 3000(R)
            Total Returns                       Composite(1)        Index(2)
------------------------------------------ --------------------- ---------------
Year-to-Date   1/01/2003 - 9/30/2003                 16.54%        16.57%

1 year ended 12/31/2002                             -12.42%       -21.54%

3 years ended 12/31/2002                             -6.97%       -13.69%

5 years ended 12/31/2002                              4.30%        -0.71%

Since Inception 9/5/1991 - 9/30/2003                 14.35%        10.33%
------------------------------------------ --------------------- ---------------
(1) Returns do not include management fees. Actual returns would be reduced by investment advisory fees and other expenses that may be incurred in the management of the account.
(2) The Russell 3000(R) Index is an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization and represents approximately 98% of the investable U.S. equity market. The index does not reflect any deduction for fees, expenses or taxes.


More About the Fund
--------------------------------------------------------------------------------
Additional Investment Strategies

The Fund's investment objectives described in the Risk/Return Summaries may be changed without shareholder approval. If the Fund's objectives change, you will be notified at least 60 days in advance. The Fund's main investment strategies are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Fund's objectives. You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus. For a copy of the Fund's Statement of Additional Information (SAI) containing additional (non-principal) investment strategies and securities (including a description of the types of securities that the Fund considers to be foreign securities), please call toll free 1-86-OPTIMUM-Q (1-866-784-6867).


Besides the principal strategies discussed in the Risk/Return Summaries, the Fund may also invest in futures, options and similar derivatives to manage its interest rate risk. The Fund may lend securities to broker-dealers or other institutions to earn income.

Temporary Investments & Cash Holdings. The Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term investment grade securities, while waiting to invest monies received from purchases of the Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by the Fund will be rated in the highest ratings categories by Standard & Poor's, Moody's Investor Service, Inc., Fitch Inc. or another NRSRO. Under normal market conditions, the Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker's acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.

In addition, the Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. The Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.

Additional Risks
Risks of Securities Lending. To generate some income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.


Your Account
--------------------------------------------------------------------------------
Distribution of Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Fund has adopted a Rule 12b-1 Plan on behalf of the Adviser Class under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, the Class pays a fee up to 0.25% of the average daily net asset value of Fund shares. The Distributor uses this fee to finance activities that promote the sale of Fund shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the shares from what they would otherwise be.

Shares of the Fund are sold at their net asset value ("NAV"). The NAV for shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after the Fund or its agents receives your request in good order. The NYSE is closed most national holidays and Good Friday.

Share Price
--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o    The name of the Fund
o    The dollar amount of shares to be purchased
o    Purchase application or investment stub
o    Check  payable  to  Optimum Q Funds,  or if  paying  by wire,  when wire is received
--------------------------------------------------------------------------------
The NAV is determined by adding the value of the Fund's investments, cash and other assets attributable, subtracting the liabilities attributable for the Fund and then dividing the result by the total number of shares outstanding in the Fund.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Adviser under the supervision of the Trust's Board of Trustees. If any events materially affect the value of the Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust's Board of Trustees.

Buying Shares

Minimum Investments

            ----------------------------------- --------------------------
            Initial Purchase                    Subsequent Purchases
            ----------------------------------- --------------------------
            $1,000 - IRAs                                 $250
            $2,500 - all other accounts                   $250
            ----------------------------------- --------------------------

--------------------------------------------------------------------------------
Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day's NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Fund may authorize one or more financial intermediaries to receive on their behalf purchase and redemption orders that are in good order. In addition, these financial intermediaries may designate other financial intermediaries to receive purchase and redemption orders on the Fund's behalf.


Anti-Money Laundering Program
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-86-OPTIMUM-Q (1-866-784-6867) if you need additional assistance when completing your Application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.




Methods of Buying
------------------------- ---------------------------------------- ---------------------------------------
                          To Open an Account                       To Add to an Account
------------------------- ---------------------------------------- ---------------------------------------
By Telephone              You may not use telephone transactions   If you have completed the "Telephone
                          for your initial purchase of the         Purchase Option" section of the
                          Fund's shares.                           Account Application Form, call the
                                                                   Fund (toll-free) at 1-86-OPTIMUM-Q
                                                                   (1-866-784-6867) to place your order.
                                                                   You will then be able to move money
                                                                   from your bank account to your Fund
                                                                   account upon request.  Only bank
                                                                   accounts held at domestic
                                                                   institutions that are Automated
                                                                   Clearing House ("ACH") members may be
                                                                   used for telephone transactions.  The
                                                                   minimum telephone purchase is $250.

By Mail                   Make your check payable to "Optimum Q    Fill out the investment stub from an
                          Funds."  Forward the check and your      account statement, or indicate the
                          application to the address below.  No    Fund name and account number on your
                          third party checks will be accepted.     check.  Make your check payable to
                          If your check is returned for any        "Optimum Q Funds." Forward the check
                          reason, a $25 fee will be assessed       and stub to the address below.
                          against your account.

By Wire                   Forward your application to Optimum Q    Notify the Fund of an incoming wire
                          Funds at the address below.  Call        by calling (toll-free) 1-86-OPTIMUM-Q
                          (toll-free) 1-86-OPTIMUM-Q               (1-866-784-6867).  Use the following
                          (1-866-784-6867) to obtain an account    instructions:
                          number. Wire funds using the             U.S. Bank, N.A.
                          instructions to the right.               Milwaukee, WI 53202
                                                                   ABA#:  075000022
                                                                   Credit:  U.S. Bancorp Fund Services,
                                                                   LLC
                                                                   Account #: 112-952-137
                                                                   Further Credit:
                                                                   (name of Fund,)
                                                                   (name/title on the account)
                                                                   (account #)
                                                                   The Fund, Adviser and the Transfer
                                                                   Agent are not responsible for the
                                                                   consequences of delays resulting from
                                                                   the banking or Federal Reserve Wire
                                                                   system, or from incomplete wiring
                                                                   instructions.

Automatic                 Open a Fund account with one of the      If you did not set up an Automatic
Investment Plan           other methods.  If by mail, be sure to   Investment Plan with your original
                          include your checking account number     application, call the Fund
                          on the appropriate section of your       (toll-free) at 1-86-OPTIMUM-Q
                          application and enclose a voided check   (1-866-784-6867).  Additional
                          or deposit slip with your initial        investments (minimum of $250) will be
                          purchase application.                    taken from your checking account
                                                                   automatically monthly or quarterly.
Through Your financial    To purchase shares for another           To purchase shares for another
intermediary              investor, call the Fund (toll-free) at   investor, call the Fund (toll-free)
                          1-86-OPTIMUM-Q (1-866-784-6867).         at 1-86-OPTIMUM-Q (1-866-784-6867).
------------------------- ---------------------------------------- ---------------------------------------


You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail                                   By Overnight Delivery
Optimum Q Funds                           Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                              615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701           Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Selling Shares

Methods of Selling
-------------------------------------- ---------------------------------------------------------------
                                       To Sell Some or All of Your Shares
-------------------------------------- ---------------------------------------------------------------

By Telephone                           Call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867)
                                       to place the order. (Note: For security reasons, requests by telephone will be recorded.)

By Mail                                Send a letter instructing the Fund to redeem the dollar amount or number of shares you wish.  The letter should contain the
                                       Fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all sharholders sign the letter.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

By Wire                                Call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) to request the amount of money you want. Be sure to have all
                                       necessary information from your bank. Your bank may charge a fee to receive wired funds.

Systematic Withdrawal Plan             The Fund offers shareholders a Systematic Withdrawal
                                       Plan. Call the Fund (toll-free) at 1-86-OPTIMUM-Q
                                       (1-866-784-6867) to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete  your
                                       investment and affect your income or yield.

Through Your                           Consult your account agreement for information on redeeming
financial intermediary                 shares.
-------------------------------------- -----------------------------------------

Payment of Redemption Proceeds
You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents. You may receive the proceeds in one of three ways:

     1) We can mail a check to your account's address. You will generally receive the proceeds within seven days after the Fund or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
     2) We can transmit the proceeds by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.
     3) For a $15 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:
o    The name of the Fund
o    The number of shares or the dollar amount of shares to be redeemed
o    Signatures  of  all  registered  shareholders  exactly  as the  shares  are registered
o    The account number
--------------------------------------------------------------------------------
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Fund and its shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations:

     o    If you change ownership on your account
     o When you want the redemption proceeds sent to a different address than that registered on the account
     o If the proceeds are to be made payable to someone other than the account's owner(s)
     o Any redemption transmitted by federal wire transfer to a bank other than your bank of record
     o If a change of address request has been received by the Transfer Agent within the last 15 days
     o    For all redemptions of $50,000 or more from any shareholder account

Signature  guarantees  are designed to protect both you and the Fund from fraud.
Signature guarantees can be obtained from most banks, credit unions or saving associations, or from financial intermediary, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission ("SEC"). Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Fund (toll-free) at 1-86-OPTIMUM-Q
(1-866-784-6867) before making your request to determine what additional documents are required.


Please Note: The Fund does not permit short-term, excessive trading or market timing. Excessive purchases or redemptions of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Fund, the Fund reserves the right to reject any purchase order it deems inappropriate. Orders may be rejected from any person believed by the Adviser to be a short-term market timer.


Retirement and Other Qualified Plans
You may purchase shares of the Fund for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-86-OPTIMUM-Q (1-866-784-6867).

General Transaction Policies

The Fund reserves the right to:

     o    Vary or waive any minimum investment requirement.
     o Redeem all shares in your account if your balance falls below the Fund's minimum. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.
     o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
     o Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.
     o Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.
     o Reject any purchase or redemption request that does not contain all required documentation. (See required information for "Good Order" purchases and redemptions on pages 9 and 13. Also see requirements for corporate, trust and other accounts.)

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. "Reasonable precautions" may include asking you for an account number, account registration, social security number or tax ID number on the account. Once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Shares".

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-86-OPTIMUM-Q (1-866-784-6867) to request individual copies of these documents. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Distributions
The Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.

Dividends for the All Cap Core Fund are generally declared and paid at least annually. Capital gains, if any, are generally distributed once a year.

All of your dividends and capital gains distributions with respect to the Fund will be reinvested in additional shares of the Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund. In such cases, dividends and distributions will be paid in cash.

Taxation

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether they are received in cash or reinvested in Fund shares. For federal income tax purposes, distributions of net investment income occurring in 2003 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund's shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.


Distributions by the Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.

Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

A dividend or capital gains distribution declared by the Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by the Fund for the preceding year. Distributions by the Fund generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the SAI. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.



Financial Highlights
The financial highlight tables below show the Fund's financial performance information. Certain information reflects financial results for single shares of the Fund. The total returns in the tables represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information for the fiscal period ended July 31, 2003 has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Funds' annual report, which is available upon request.


--------------------------------------------------------------- --------------
                                                                All Cap Core
                                                                   Fund -
                                                                Adviser Class
--------------------------------------------------------------- --------------
                                                                   For the
                                                                   period
                                                                February 12,
                                                                   2003(1)
                                                                through July
                                                                  31, 2003
--------------------------------------------------------------- --------------
Per Share Data:
Net asset value, beginning of period                                $10.17
--------------------------------------------------------------- --------------

Income from investment operations:
    Net investment income                                             0.00
    Net realized and unrealized gain (loss) on investments            1.58
    Total from investment operations                                  1.58
                                                                    $11.75
Net asset value, end of period
                                                                ==============
                                                                     15.54%
Total return (2)

Supplemental data and ratios:
Net assets, end of period                                       $1,584,985
Ratio of expenses to average net assets before                        2.34%
   recovery or reimbursement by Adviser (3)
Ratio of expenses to average net assets after                         1.50%
   recovery or reimbursement by Adviser (3)
Ratio of net investment income (loss) to
   average net assets before recovery or
   reimbursement by Adviser(3)                                       (0.63%)
Ratio of net investment income (loss) to
   average net assets after recovery or
   reimbursement by Adviser(3)                                        0.21%
Portfolio turnover rate(4) (2)                                      171.64%
------------------------------------------------------------------------------
(1)  Commencement of operations.
(2)  Not Annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


Notice of Privacy Policy

--------------------------------------------------------------------------------
The Fund and the Adviser collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

--------------------------------------------------------------------------------
We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

--------------------------------------------------------------------------------
OPTIMUM Q(TM) FUNDS


Investment Adviser                      Independent Auditors
MDT Advisers, a division of Harris      Ernst & Young LLP
Bretall Sullivan & Smith, LLC           875 East Wisconsin Avenue
125 CambridgePark Drive                 Milwaukee, WI 53202

Cambridge, MA 02140

Custodian                               Administrator, Transfer Agent
U.S. Bank, N.A.                         and Fund Accountant
425 Walnut Street                       U.S. Bancorp Fund Services, LLC
Cincinnati, OH  45202                   615 E. Michigan Street
                                        Milwaukee, WI  53202

Legal Counsel                           Distributor
Paul, Hastings, Janofsky & Walker, LLP  Quasar Distributors, LLC
55 Second Street, 24th Floor            615 E. Michigan Street
San Francisco, CA  94105                Milwaukee, WI 53202

You can find more information about the Fund in the following documents:
Statement of Additional Information (SAI)
The SAI contains details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Fund's performance during the Fund's last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-86-OPTIMUM-Q (1-866-784-6867) or by writing to:

Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

                                                     1940 Act File No. 811-21141



Statement of Additional Information


Dated:  November 28, 2003





Optimum QTM Funds


Optimum Q - All Cap Core Fund
Optimum Q - Balanced Growth Fund
Optimum Q - Capital Conservation Fund





This Statement of Additional Information ("SAI") provides general information about Optimum Q - All Cap Core Fund, Optimum Q - Balanced Growth Fund and Optimum Q - Capital Conservation Fund (each a "Fund", together the "Funds"), each a series of Optimum Q Funds. This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectuses dated November 28, 2003, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

The Funds' financial statements for the fiscal period ended July 31, 2003 are incorporated herein by reference to the Funds' Annual Report dated July 31, 2003. A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown below.


Optimum QTM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-86-OPTIMUM-Q


                        ---------------------------------

                                TABLE OF CONTENTS
                        ---------------------------------


ORGANIZATION OF THE TRUST AND THE FUNDS........................................3

   DESCRIPTION OF THE FUNDS....................................................3

INVESTMENTS POLICIES, STRATEGIES AND ASSOCIATED RISKS..........................4

   TEMPORARY INVESTMENTS......................................................18
   FUNDAMENTAL INVESTMENT LIMITATIONS.........................................18

MANAGEMENT OF THE FUNDS.......................................................20

   BOARD OF TRUSTEES..........................................................20
   BOARD COMMITTEES...........................................................22
   BOARD INTEREST IN THE FUNDS................................................23
   CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP..........24
   INVESTMENT ADVISER.........................................................25

DISTRIBUTION AND SHAREHOLDER SERVICING........................................28

   DISTRIBUTOR................................................................28
   DISTRIBUTION PLAN..........................................................28
   SERVICE PROVIDERS..........................................................29

CODE OF ETHICS................................................................30

PROXY VOTING PROCEDURES.......................................................31

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM......................................32

VALUATION OF SHARES...........................................................32

PURCHASE AND REDEMPTION OF SHARES.............................................34

PORTFOLIO TRANSACTIONS........................................................35

PORTFOLIO TURNOVER............................................................37

TAX CONSIDERATIONS............................................................37

CALCULATION OF PERFORMANCE DATA...............................................40

COUNSEL.......................................................................43

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS.................................43

APPENDIX......................................................................49

Organization of the Trust and the Funds

Optimum QTM Funds (the "Trust") is an open-end management investment company organized as a Delaware statutory trust on June 26, 2002. The Trust's Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Funds are currently the only series of the Trust and currently consists of a single class of shares of beneficial interest. The Funds are each diversified series and have their own investment objectives and policies. The Trust may start more series or classes and offer shares of a new fund under the Trust at any time.


The Trust is authorized to issue an unlimited number of interests (or shares) at $0.01 par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Funds represents equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of a Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of a Fund are entitled to share pro rata in the net assets of a Fund available for distribution to shareholders.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of the Memorial and Adviser Classes of the All Cap Core Fund. Generally, Adviser Class shares are subject to a Rule 12b-1 fee as described in the Adviser Class prospectus. Shares of the Memorial Class are not subject to a Rule 12b-1 fee. More information regarding the Rule 12b-1 Plan can be found under the sub-heading "Distribution Plan."

Description of the Funds
The Funds are each open-end, diversified investment companies, or mutual funds, with different investment objectives and strategies. The Funds' investment objectives are described in the prospectus together with each principal strategy. Below are the Funds' strategies and other securities in which the Funds may invest. The Optimum Q - All Cap Core Fund, typically invests primarily, if not entirely, in equity securities, while the Optimum Q - Capital Conservation Fund typically invests primarily, if not entirely, in fixed-income securities. The Optimum Q - Balanced Growth Fund invests in proportion of equity and fixed-income securities between these two extremes. As a consequence, it is expected that the Optimum Q - All Cap Core Fund will incur more risk than the Optimum Q - Balanced Growth Fund, which will in turn incur more risk than the Optimum Q - Capital Conservation Fund.

Investments Policies, Strategies and Associated Risks
The following discussion supplements the description of the Funds' investment objectives and strategies set forth in the Fund summaries contained in the Prospectus. Except for the fundamental investment limitations listed below (see "Fundamental Investment Limitations"), the Funds' investment strategies and policies are not fundamental and may be changed by sole action of the Trust's Board of Trustees, without shareholder approval. Furthermore, these policies, strategies and risks pertain to all of the Funds. While each Fund is permitted to hold securities and engage in various strategies as described hereafter, none are obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Funds' investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, a Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, a Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders. Please note, however, that the guidance referenced in the first two sentences does not apply to a Fund's investments in illiquid securities or a Fund's borrowing of money.

Other Investment Companies
Investment in other investment companies is a principal strategy of the Balanced Growth Fund and a non-principal strategy of the All Cap Core Fund and Capital Conservation Fund. Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. As a shareholder of another investment company, each Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Equity Securities

As a principal strategy, the All Cap Core Fund and the Balanced Growth Fund invest in equity securities. The Capital Conservation Fund generally does not invest in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.


The All Cap Core Fund and the Balanced Growth Fund may invest in any size company. As a non-principal strategy, the Funds may invest in companies small enough to be considered micro-cap companies. Although diminished in large cap companies, the risks of investing in companies in general include business failure and reliance on erroneous reports. To the extent the Funds invest in the equity securities of small or medium-size companies, they will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Debt Securities

As a principal strategy, the Balanced Growth Fund and the Capital Conservation Fund invest in debt securities. The All Cap Core Fund generally does not invest in debt securities. Debt purchased by each Fund will be as described in the Prospectus. Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. Each Fund may invest in high yield debt securities or "junk bonds" that are considered high risk. Special tax considerations are associated with investing in high-yield securities structures as zero coupon or "pay-in-kind" securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.


The payment of principal and interest on most debt securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see the Appendix.


U.S. Government Obligations. Investment in U.S. Government obligations is a principal strategy of the Balanced Growth Fund and Capital Conservation Fund. The All Cap Core Fund does not invest in U.S. Government obligations except for cash management purposes. The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.


Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Diversification of Investments
As a principal strategy, each Fund may not purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

Borrowings
As a non-principal strategy, each Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Securities Lending
As a non-principal strategy, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that a Fund may receive as collateral will not become part of a Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Restricted and Illiquid Securities
As a non-principal strategy, the Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of
1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees. The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees). If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund's net assets. Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing securities. A Fund is permitted to sell restricted securities to qualified institutional buyers.

Foreign Securities

As a principal strategy, the Balanced Growth Fund and the Capital Conservation Fund may invest in foreign securities. The All Cap Core Fund may also invest in securities that could be classified as foreign securities. However, the Funds will not consider securities of a company organized outside of the United States as "foreign securities" if (1) their principal trading market is in the United States; (2) the securities are denominated in U.S. dollars; and (3) the issuer/company files financial statements with the SEC or other U.S. regulatory authority. The Adviser may look at other factors such as whether the issuer/company does substantial business in the United States or with U.S. citizens or has its principal place of business in the United States.


Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and the U.S. include:

o    information is less publicly available;
o there is a lack of uniform financial accounting standards applicable to foreign companies;
o    market quotations are less readily available;
o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
o    there is generally a lower foreign securities market volume;
o    it is likely that foreign securities may be less liquid or more volatile;
o    there are generally higher foreign brokerage commissions;
o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
o    the mail service between countries may be unreliable.

Emerging Market Countries

Although there is no current intention to do so, as a non-principal strategy, the Balanced Growth Fund may also invest in emerging market countries or developing countries. The Capital Conservation Fund may not invest in emerging market countries. Developing countries may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, Funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.


Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

Derivatives

As a non-principal strategy, each Fund may be invested in derivative securities. The Funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment. Each Fund may use derivatives to hedge large cash flows with the intent of reducing the trading costs of the Funds.


Buying Call and Put Options. Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Funds have the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is "covered" if such Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash and high grade debt securities in a segregated account with its custodian bank. A Fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of that Fund. A Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and such Fund has not entered in to a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Fund's ability to close out the option it has written.

A Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, a Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Funds' ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same securities as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

Funds realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option. Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter ("OTC") Options. The Funds have the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds will cover any OTC put and call options with some form of U.S. Government Obligation.

Futures Contracts. The Funds have the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index.

Risks Associated With Options and Futures. A Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a particular Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund's initial investment in such a contract.

The Commodity Futures Trading Commission ("CFTC") and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

Often, futures purchased or sold by a Fund will be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. A Fund's investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When-Issued Purchases, Delayed Delivery and Forward Commitments

As discussed in the Prospectus, the Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.



When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Short Sales As a non-principal strategy, although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

When the Fund's portfolio manager anticipates that the price of a security will decline, the portfolio manager may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Use of short sales by the Fund may have the effect of providing the Fund with investment leverage.

Mortgage-Backed and Asset-Backed Securities
As  a  principal   strategy  for  the  Balanced  Growth  Fund  and  the  Capital
Conservation Fund, the Funds may invest in residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities"). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose a Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage  asset-backed  securities  do not  have  the  benefit  of the  same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Warrants
As a non-principal strategy, the Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Stripped Securities
As a non-principal strategy, a Fund may have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase Agreements
As a non-principal strategy, the Funds may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Temporary Investments
When the Adviser believes market or economic conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the Funds, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Fundamental Investment Limitations
Unless otherwise noted, each of the Funds has adopted and is subject to identical fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding voting securities" means (i) more than 50% of the Fund's outstanding voting shares or (ii) 67% or more of the Fund's voting shares present at a shareholder meeting if more than 50% of the Fund's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that a Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of any Fund's total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities
     (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation that may permit such practice (inter-fund lending is currently prohibited under the 1940 Act) or an exemptive order (granted directly to Fund) removing the current prohibitions that exist under the 1940 Act.

3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of each Fund's total assets, provided that each Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation that may permit such practice (inter-fund borrowing is currently prohibited under the 1940 Act) or exemptive order (granted directly to
     Fund) removing the current prohibitions that exist under the 1940 Act.

6. Concentrate its investments in any one industry or sector if, as a result, 25% or more of a Fund's assets will be invested in such industry or sector. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

7. Invest in other investment companies except as permitted by the 1940 Act, as amended.


Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees of the Trust. The Board of Trustees consists of five individuals, three of whom are not "interested persons" of the Trust or the Adviser as that term is defined in the 1940 Act ("Independent Trustees"). The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Independent Trustees
----------------------- ----------- ------------- ----------------------- ----------- --------------------
                                                                             # of
                                                                           Portfolios
                                      Term of                               in Fund
                        Position(s)  Office and                             Complex    Other Trusteeships/
                         Held with   Length of    Principal Occupation(s) Overseen by  Directorships Held
Name, Address and Age       Fund     Time Served  During Past Five Years   Trustee        by Trustee
----------------------- ----------- ------------- ----------------------- ----------- --------------------
Albert H. Elfner, III   Trustee     Indefinite    Chairman/CEO, Keystone       3      Unitel Corp,
53 Chestnut Street                  term; Since   Investment, an                      investor owned
Boston, MA 02114                    August 2002   investment company                  utility (1998 -
DOB: 10/5/1944                                    (1992 - 1996);                      present).
                                                  Chairman, Evergreen
                                                  Investment
                                                  Management, an
                                                  investment management
                                                  company (1996 -
                                                  1999).
----------------------- ----------- ------------- ----------------------- ----------- --------------------
Jean E. de Valpine      Trustee     Indefinite    Retired                      3      MDT Advisers, an
c/o 125 CambridgePark               Term; Since                                       investment adviser
Drive                               August 2002                                       (1987 - 2002);
Cambridge, MA 02140                                                                   Visarc, Inc., a
DOB: 12/14/1921                                                                       computer company
                                                                                      (1986 - present);
                                                                                      TradeCraft Corp., a
                                                                                      patent company (1998
                                                                                      - present).
----------------------- ----------- ------------- ----------------------- ----------- --------------------
C. Roderick O'Neil      Trustee     Indefinite    Chairman, O'Neil             3      Chairman, Fort
O'Neil Associates                   term; Since   Associates, an                      Dearborn Fund, a
P.O. Box 405                        August 2002   investment consultant               closed end bond fund
South Glastonbury, CT                             (1984-present).                     (1992-present);
06073-0405                                                                            Beckman Coulter,
DOB: 01/26/1931                                                                       Inc., a medical
                                                                                      instruments company
                                                                                      (1994-present,
                                                                                      Director emeritus
                                                                                      beginning 2003);
                                                                                      Ambac Financial
                                                                                      Services, an
                                                                                      insurance company
                                                                                      (1991-2001);
                                                                                      Memorial Drive
                                                                                      Trust, profit
                                                                                      sharing accounts
                                                                                      (1974 - 2002);
                                                                                      CIIT, a money
                                                                                      market fund
                                                                                      (1996-present).
----------------------- ----------- ------------- ----------------------- ----------- --------------------
Harland A. Riker, Jr.   Trustee     Indefinite    Retired                      3      Interstate Resource,
c/o 125 CambridgePark               term; Since                                       a paper/packaging
Drive                               August 2002                                       company; Chairman
Cambridge, MA 02140                                                                   of Advisory Board,
DOB: 8/1/1928                                                                         Palamon Capital
                                                                                      Partners, a
                                                                                      UK-based private
                                                                                      equity firm
                                                                                      investing in
                                                                                      Europe; Provident
                                                                                      Art Trust
                                                                                      Foundation.
----------------------- ----------- ------------- ----------------------- ----------- --------------------
Interested Trustees and Officers
----------------------- ----------- ------------- ----------------------- ----------- --------------------
                                                                            # of
                                                                           Portfolios
                                    Term of                                in Fund          Other
                        Position(s) Office and    Principal                Complex       Trusteeships/
                        Held with   Length of     Occupation(s)           Overseen by  Directorships Held
Name, Address and Age   Fund        Time Served   During Past Five Years   Trustee        by Trustee
----------------------- ----------- ------------- ----------------------- ----------- --------------------
R. Schorr Berman*       Trustee and Indefinite    President and Chief          3      Arthur D. Little,
125 CambridgePark Drive President   Term;         Investment Officer, MDT             Inc., a consulting
Cambridge, MA 02140                 Since August  Advisers, a division of             company (1999 -
DOB: 8/22/1948                      2002          Harris Bretall Sullivan             2001); Archwireless,
                                                  & Smith LLC and its                 wireless data
                                                  predecessor, MDT                    solutions (1987 -
                                                  Advisers, Inc., an                  2002); Mercury
                                                  investment adviser                  Computer Systems, a
                                                  (1987 - present).                   digital signal and
                                                                                      image processing
                                                                                      company (1993 -
                                                                                      2000); Keurig
                                                                                      Premium Coffee
                                                                                      System, a signal/cup
                                                                                      coffee brewing
                                                                                      system (2001-present);
                                                                                      Intranets.com,
                                                                                      an intranet software
                                                                                      company (1999-present);
                                                                                      iDolls, an internet
                                                                                      customized doll
                                                                                      company (1999 - 2001);
                                                                                      Kid Galaxy, a company
                                                                                      selling high quality
                                                                                      children's toys
                                                                                      (1998-2001).
----------------------- ----------- ------------- ----------------------- ----------- --------------------
John C. Duane           Treasurer   Indefinite    Controller, MDT             N/A     N/A
125 CambridgePark Drive             Term;         Advisers, a division of
Cambridge, MA 02140                 Since 2002    Harris Bretall Sullivan
DOB: 5/21/1954                                    & Smith LLC and its
                                                  predecessor, MDT
                                                  Advisers, Inc., an
                                                  investment adviser
                                                  (1999-present);
                                                  Controller, Bank
                                                  Boston, N.A.,
                                                  investment banking
                                                  company (1995-1999).
----------------------- ----------- ------------- ----------------------- ----------- --------------------
John F. Sherman         Secretary   Indefinite    Portfolio Manager, MDT      N/A     N/A
125 CambridgePark Drive             Term;         Advisers, a division of
Cambridge, MA 02140                 Since August  Harris Bretall Sullivan
DOB: 8/28/1967                      2002          & Smith LLC and its
                                                  predecessor, MDT Advisers,
                                                  Inc., an investment adviser
                                                  (2000 - present); Senior
                                                  Analyst, Citizens Financial
                                                  Group, a banking company
                                                  (1999 - 2000); Senior
                                                  Analyst, FDIC, bank supervisor
                                                  (1991 - 1999).
----------------------- ----------- ------------- ----------------------- ----------- --------------------
*    Mr. Berman is considered an "interested  person" as defined in the 1940 Act because of his affiliation as President and CEO of the Adviser. ""


Board Committees
The Board of Trustees has three standing committees as described below:


Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. The Audit Committee has met twice. The Audit Committee is comprised of all of the Independent Trustees as follows: Mr. Elfner, Mr. De Valpine, Mr. O'Neil and Mr. Riker.

Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee has not had reason to meet yet. The Nominating Committee is comprised of all of the Independent Trustees as follows: Mr. Elfner, Mr. De Valpine, Mr. O'Neil and Mr. Riker.' There are no policies in place regarding nominees recommended by shareholders.

Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee has not had reason to meet yet. Mr. Berman (an interested trustee) and Mr. Duane (the treasurer) comprise the Valuation Committee.



Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $1,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. It is estimated that the members of the Trust's Board of Trustees will receive the following compensation during the first fiscal year of the Funds:


Independent Trustees
                                                                     Total
                                                                  Compensation
                                All        Capital    Balanced        from
                             Cap Core    Conservation   Growth     Trust Paid
  Name of Person/Position      Fund          Fund        Fund      to Trustees
---------------------------- ---------- ------------- --------- ---------------
Albert H. Elfner, III          $1,666       $1,667      $1,667      $5,000
---------------------------- ---------- ------------- --------- ---------------
Jean E. de Valpine             $1,666       $1,667      $1,667      $5,000
---------------------------- ---------- ------------- --------- ---------------
C. Roderick O'Neil             $1,666       $1,667      $1,667      $5,000
---------------------------- ---------- ------------- --------- ---------------
Harland A. Riker               $1,666       $1,667      $1,667      $5,000
---------------------------- ---------- ------------- --------- ---------------



Board Interest in the Funds As of December 31, 2002, the Trustees beneficially owned the following amounts in the Funds.

                        Key
                        ---
                        A. $1-$10,000 Range of Equity
                        B. $10,001-$50,000 Securities
                        C. $50,001-$100,000 Beneficially
                        D. over $100,000 Owned in All

            Dollar Range of Equity Securities Beneficially Owned (1)
            --------------------------------------------------------

Independent Trustees
--------------------------------------------------------------------------------------------------
                                                                    Aggregate Dollar Range of
                                                                 Equity Securities Beneficially
                                                                    Owned in All Registered
                                                                      Investment Companies
                                                                           Overseen by
                                     Capital                             Trustee in Family
                        All Cap     Conservation    Balanced              of Investment
Name of Trustee         Core Fund      Fund          Growth                 Companies
--------------------- ----------- ---------------- ---------- ------------------------------------


Albert H. Elfner, III    None          None           None                    None
Jean E. de Valpine       None          None           None                    None
C. Roderick O'Neil       None          None           None                    None
Harland Riker            None          None           None                    None


Interested Trustees
--------------------------------------------------------------------------------------------------
                                                                Aggregate Dollar Range of Equity
                                                              Securities Beneficially Owned in All
                                     Capital                   Registered Investment Companies
                       All Cap     Conservation   Balanced    Overseen by Trustee in Family of
Name of Trustee       Core Fund       Fund         Growth           Investment Companies
--------------------------------------------------------------------------------------------------

R. Schorr Berman(2)       B             B            B                        C
--------------------------------------------------------------------------------------------------
(1)  Beneficial  ownership is  determined in  accordance  with Rule  16a-1(a)(2)
     under the Securities Exchange Act of 1934, as amended.
(2)  The interest  noted here is that of Mr.  Berman's wife,  Donna Berman,  for organizational purposes.

Control Persons, Principal Shareholders, and Management Ownership

Control persons are persons deemed to control the Funds because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of a Fund.
Principal holders are persons that own beneficially 5% or more of a Fund's outstanding shares. As of October 31, 2003, all other Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) 2.97% of shares of the Memorial Class of the All Cap Core Fund and less than 1% of shares of the Balanced Growth Fund, Capital Conservation Fund and the Adviser Class of the All Cap Core Fund.

The following tables provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of September 30, 2003.


Principal Holders of the All Cap Core Fund - Memorial Class
-------------------------------------- -------------- --------- ----------- -----------------
                                                          %Ownership
Name and Address                           Shares      of Fund   of Class   Type of Ownership
-------------------------------------- -------------- --------- ----------- -----------------

US Bank NA Customer                      182,292.452    7.44%      8.13%        Beneficial
Harry W. Lambe IRA R/O
10 Mills Pt
Middleton, MA 01949-2505

US Bank NA Customer                      126,604.802    5.17%      5.65%        Beneficial
Donald W. Meals IRA R/O
16 Pheasant Ln.
Bedford, MA 01730-1043

US Bank NA Customer                      124,804.096    5.10%      5.57%        Beneficial
Richard F. Cole IRA R/O
4 Fountain Inn. Ln.
Marblehead, MA 01945-2646
-------------------------------------- -------------- --------- ----------- -----------------
Principal Holders of the All Cap Core Fund - Adviser Class
-------------------------------------- -------------- --------------------- -----------------
                                                              %Ownership
Name and Address                           Shares      of Fund   of Class   Type of Ownership
-------------------------------------- -------------- --------- ----------- -----------------
UBS Financial Services, Inc.             10,587.586     0.43%      5.09%        Beneficial
FBO DGI Investments
P.O. Box 1076 Englewood Cliffs, NJ
07632-0076
-------------------------------------- -------------- --------- ----------- -----------------
Principal Holders of the Balanced Growth Fund
-------------------------------------- -------------- -------------------- ------------------
Name and Address                           Shares         % Ownership       Type of Ownership
-------------------------------------- -------------- -------------------- ------------------
US Bank NA Customer                      334,643.167          8.42%            Beneficial
Richard F Messing IRA R/O
51 Arlington Rd.
Wellesley, MA 02481-6127
-------------------------------------- -------------- -------------------- ------------------



Control Persons of the Capital Conservation Fund

The Capital Conservation Fund does not have any Control Persons or Principal Shareholders.


Investment Adviser

In an August 26, 2002 merger between MDT Advisers, Inc. and Harris Bretall Sullivan & Smith, LLC ("HBSS"), MDT Advisers, became a division of HBSS. HBSS is a Delaware limited liability company, registered as an investment adviser with the SEC. MDT Advisers is now a division of HBSS (the "Adviser").


On August 7, 2002, the Board of the Trustees of the Trust, on behalf of the Funds, approved an initial two-year investment advisory agreement (the "Agreement") with the Adviser. After the initial two years, this Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Trustees of Trust who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. Ultimate decisions as to the investment policy are made by the Trust's officers and the Trustees.

Under the Agreement, the Adviser is responsible for the day-to-day management of each of the Funds in accordance with their investment objectives and strategies. Furthermore, the Adviser is ultimately responsible for the investment performance of each of the Funds because it allocates each Fund's assets among the various asset classes and/or sectors and monitors the Funds for any necessary re-balancing or re-allocation. For its services, the Adviser is entitled to receive the following fees:

-------------------------------------------------- ---------------------------
Fund                                               Annual Advisory Fee
                                                   (as a % of  average daily
                                                   net assets)
-------------------------------------------------- ---------------------------
Optimum Q - All Cap Core Fund                                0.75%
Optimum Q - Balanced Growth Fund                             0.75%
Optimum Q - Capital Conservation Fund                        0.40%
-------------------------------------------------- ---------------------------

In addition to the services provided by the Adviser pursuant to the Agreement, the Adviser may, from time to time, provide the Funds with office space for managing their affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Funds for any costs incurred.


The Adviser has also entered into an Expense Waiver and Reimbursement contract in which it has agreed to keep each of the Fund's expenses to a certain minimum (as described in the Fee Tables for the Funds). Under the Expense Waiver and Reimbursement contract, the Adviser may recapture waived or reimbursed expenses for a three-year period under specified conditions. This contract is in effect for one year and expires on November 30, 2004

On September 16, 2003, the Trustees performed its annual review of the Agreement. The Trustees were provided with materials relating to, and considered and evaluated, information concerning: (a) the terms and conditions of the Agreement, including, the nature, quality and scope of the investment management services and the fees charged for their services; (b) a comparison of each Fund's fees and expenses in relation to various industry averages; (c) the Trustees' legal duties in approving the Agreement; and (d) the determination of the Adviser to keep the expenses at a reasonable level by entering into an Expense Waiver and Reimbursement contract. [

In renewing the advisory agreement on behalf of the Fund, at a meeting of the Board of Trustees on September 16, 2003, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Adviser to the Funds; (b) the appropriateness of the fees paid by the Funds to the Advisers; (c) the level of Funds' expenses; (d) the reasonableness of the potential profitability of the advisory agreement to the Adviser; (e) the performance of the Funds during the past fiscal year; (f) the nature of the Funds' investments; (g) the growth of the Funds' assets; and (h) level of service to the Funds' shareholders.

Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that, to date, the Adviser has waived significant fees in the All Cap Core Fund and Capital Conservation Fund. The Board discussed the expenses of the Funds, determined that they were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's brokerage practices were reasonably efficient. The Trustees reviewed the Adviser's key personnel, the Adviser's Form ADV, and a letter from the Adviser to the Independent Trustees addressing some of the issues that the Independent Trustees were to consider in renewing the Agreement. The Board reviewed reports from the Adviser on a quarterly basis regarding the performance and management of the Funds, marketing and distribution efforts, brokerage commissions, and the use of soft dollars. The Board received a report on the financial conditions of the Adviser and the Adviser's ability to manage the Funds for the next year from a fiscal standpoint. The Board determined that the Adviser would be able to continue managing the Funds based on current financial conditions.

In considering whether to renew the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above the Trustees and Independent Trustees concluded that the Agreement was fair, reasonable and in the best interest of shareholders, and that it should be renewed and approved.


Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund's rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund, whether reinvested or otherwise.


For the fiscal period ended July 31, 2003, the following advisory fees were paid to the Advisor:

---------------------------- ---------------------- ----------------------------
                                                               Advisory
         Fund:                Advisory Fee Accrued      Fee Paid After Waivers
---------------------------- ---------------------- ----------------------------
All Cap Core Fund                   $93,815                     -$12,207*
Balanced Growth Fund               $181,386                     $200,142
Capital Conservation Fund          $117,579                     $108,864
---------------------------- ---------------------- ----------------------------
* The Advisory Fee that the Adviser received for managing the Balanced Growth Fund exceeded the contractual advisory fee because the Adviser was able to recover expenses that it had waived during the organization of the Fund.



Distribution and Shareholder Servicing

Distributor
Quasar Distributors, LLC (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Adviser and Distributor dated August 16, 2002. The Agreement was approved by the Board of Trustees, on August 7, 2002. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

Distribution Plan
The Adviser Class (the "Class") of the All Cap Core Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act approved by the Board of Trustees on December 9, 2002. The Plan authorizes payments by the Class' shares at an annual rate of 0.25% of the Class' average daily net asset value. Payments may be made by the Class under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Class, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Class may finance without the Plan, the Class may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Adviser Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Adviser Class's expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Interests of Certain Persons

With the exception of the Adviser, in its capacity as the Fund's investment adviser, no "interested person" of the Fund, as defined in the 1940 Act, and no trustee of the Trust who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Fund

The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund; and (f) the possible benefits of the Plan to any person relative to those of the Fund.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Adviser Class and its shareholders in at least one of several potential ways. Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of the Adviser Class if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Adviser Class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Adviser Class shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell Adviser Class shares, which should result in certain economies of scale.

While there is no assurance that the expenditure of Adviser Class assets to finance distribution of Adviser Class shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Adviser Class, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.


For the fiscal period ended July 31, 2003, the Adviser Class All Cap Core Fund paid the following in 12b-1 Expenses:

----------------------------------------- -------------------------
Expenses                                    12b-1 Expenses Paid
----------------------------------------- -------------------------
Advertising/Marketing                           $       0
Printing/Postage                                $       0
Payment to distributor                          $       0
Payment to dealers                              $     357
Compensation to sales personnel                 $       0
Other                                           $       0
Total                                           $     357
----------------------------------------- -------------------------

Service Providers
The Trust entered into a series of agreements whereby certain parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC ("USBFS") acts as transfer agent to the Funds. USBFS's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Funds, day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Funds' registration statement under federal and state securities laws.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of August 16, 2002 ("Custody Agreement"), whereby the Custodian provides custody services on behalf of the Funds and receives fees from the Funds on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated August 16, 2002, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including the preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds' expense accruals and performing securities valuations and, from time to time, monitoring the Funds' compliance with their investment objectives and restrictions.


For the fiscal period ended July 31, 2003, the following amounts were paid to USBFS for administrative services:

            ---------------------------------- -----------------------------
            Fund:                                Administration Fee Paid
            ---------------------------------- -----------------------------
            All Cap Core Fund                            $44,656
                                                         -------
            Balanced Growth Fund                         $26,753
                                                         -------
            Capital Conservation Fund                    $28,917
                                                         -------
            ---------------------------------- -----------------------------


Code of Ethics
The Trust, the Adviser and the Distributor have adopted Codes of Ethics that govern the conduct of employees of the Trust, the Adviser and the Distributor who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other Advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.


Proxy Voting Procedures
The Adviser provides a voice on behalf of shareholders of the Funds. The Adviser views the proxy voting process as an integral part of the relationship with the Funds. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Funds delegate their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Funds' proxy voting policies are summarized below.

Policies of the Fund's Investment Adviser

It is the Adviser's policy to vote all proxies received by the Fund in a timely manner. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

The Adviser's proxy voting procedures adhere to the following broad principles:

o Voting rights have economic value and must be treated accordingly. This means fiduciaries (the Adviser) have a duty to vote proxies in those cases where fiduciary responsibility has been delegated.
o Proxy voting matters are conducted in the best interests of the client, and any material conflicts are resolved in accordance with the client's best interests.
o The Adviser generally expects to vote its proxies in favor of the position recommended by management and the board of directors of a portfolio company, so long as the position of company management would not adversely affect the value of the investment and in the best interest of the Adviser's clients.
o Each vote is cast on an individual, case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.
o Proxy voting procedures are developed by the Adviser in accordance with the nature of the Adviser's advisory business, with particular attention paid to the types of client portfolios managed, and any specific policies adopted by the Adviser's clients.
o Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions, and maintain records of proxy voting.

The Board of Trustees of the Funds has approved the Adviser's proxy voting policies and procedures. The Board of Trustees will monitor the implementation of these policies to ensure that the Adviser's voting decisions:

o are consistent with the Adviser's fiduciary duty to the Funds and their shareholders;
o    seek to maximize shareholder return and the value of Fund investments;
o    promote sound corporate governance; and
o    are consistent with the Funds' investment objective and policies.

Conflicts of Interest

The Adviser's duty is to vote in the best interests of the Fund's shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Fund, the Adviser will take one of the following steps to resolve the conflict:

1. Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;
2. Disclose the conflict to the Independent Trustees of the Fund and obtain their direction on how to vote the proxy; or
3. Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event of a conflict between the interests of the Adviser and the Funds, the Adviser's policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies. The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

More Information

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-86-OPTIMUM-Q or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-86-OPTIMUM-Q and will be sent within three business days of receipt of a request.


Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the "USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.


Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Valuation of Shares
Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds' NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's securities that its NAV might be materially affected. For a description of the methods used to determine the share price, see "Valuation of Fund Shares" in the Funds' Prospectus.


An example of how the Funds calculated their total offering price per share as of July 31, 2003 is as follows:

                                 Net Assets            =        Net Asset Value
                        ------------------------------             per share
                             Shares Outstanding

All Cap Core Fund - Memorial Class

                                 $23,455,374           =             $11.76
                        ------------------------------
                                  1,994,908

All Cap Core Fund - Adviser Class

                                 $1,584,985            =             $11.75
                        ------------------------------
                                   134,915

Balanced Growth Fund
                                 $41,473,645           =             $11.36
                        ------------------------------
                                  3,651,817

Capital Conservation Fund
                                 $45,750,186           =             $9.86
                        ------------------------------
                                  4,641,185

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ(R) National Market and Small Capsm exchanges ("NASDAQ") for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the Fund is open for business ("Business Day")). Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Adviser from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board of Trustees.


Purchase and Redemption of Shares
Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of each Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of a Fund, you must invest the initial minimum investment as described in the Prospectus. However, the Trust reserves the right, in its sole discretion, to waive or reduce the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

Each of the Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted as determined by the SEC; (ii) for any period during which an emergency, as determined by the SEC, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds' shareholders.

Exchanges
Each Fund may exchange shares for shares of another Optimum Q Fund. However, shareholders of the Adviser Class of the All Cap Core Fund may not exchange into the Balanced Growth Fund or the Capital Conservation Fund.

Redemption In Kind
The Funds do not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Portfolio Transactions

Assets of a Fund are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities (consisting principally of shares of other mutual funds) and for taking all steps necessary to implement securities transactions on behalf of a Fund.

The Adviser is authorized to allocate the Funds' securities transactions to the Distributor and to other broker-dealers who help distribute the Funds' shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser's judgment, implement each Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the sub-adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Adviser as its investment adviser or having the same administrator or principal underwriter as the Funds. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to a Fund or other accounts of the Adviser, and that such research received by such other accounts may or may not be useful to the Funds.

The Adviser will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Distributor as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Funds' Board of Trustees, including a majority of the Funds' Board of Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Board of Trustees will review quarterly the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by a Fund are reasonable in relation to the benefits received by a Fund taking into account the competitive practices in the industry.


The brokerage commissions paid by the Funds for the fiscal period ended July 31, 2003 were as follows:

  ---------------------------------- -------------------------------
  Fund:                                 Total Brokerage Fee Paid
  ---------------------------------- -------------------------------
  All Cap Core Fund                             $73,860
  Balanced Growth Fund                          $92,614
  Capital Conservation Fund                     $     0
  ---------------------------------- -------------------------------



For the fiscal period ended July 31, 2003, the Funds paid the following brokerage commissions to brokers who also provided research services:

  ---------------------------------- ---------------------------------
  Fund:                                 Fees paid for Soft Dollar
                                               Arrangements
  ---------------------------------- ---------------------------------
  All Cap Core Fund                               $53,208
  Balanced Growth Fund                            $64,746
  Capital Conservation Fund                       $     0
  ---------------------------------- ---------------------------------


Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A portfolio turnover 100% or more generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the fiscal period ended July 31, 2003, the Funds had the following portfolio turnover rates:


             ---------------------------------- ------------------------------
             Fund                                 Portfolio Turnover Rates
             ---------------------------------- ------------------------------
             All Cap Core Fund                              171.64%
             Balanced Growth Fund                           124.13%
             Capital Conservation Fund                       68.89%
             ---------------------------------- ------------------------------


Tax Considerations
The following is a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.


Each Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, each Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.

The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

By law, each Fund must withhold a percentage of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, each Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

As a result of the recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of each Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. Because a portion of each Fund's income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Any loss that is realized and allowed on redemption of shares of a Fund less than six months from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. The Internal Revenue Code of 1986, as amended contains special rules on the computation of a shareholder's holding period for this purpose. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Distributions will be taxable as described above, whether paid in shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.


Calculation of Performance Data
The Funds may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.


Average Annual Total Return

Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                       n
                                  P(1+T) = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total return computed at the public offering price (net asset value) for the Funds for the indicated period ended July 31, 2003 were as follows:


------------------------------------------------------ -------------------------
Fund:                                                    Fiscal Period Ended
                                                         --------------------
                                                             July 31, 2003
------------------------------------------------------ -------------------------
All Cap Core - Memorial Class (1)                              17.75%
All Cap Core - Adviser Class (2)                               15.54%
Balanced Growth Fund (1)                                       14.18%
Capital Conservation Fund (1)                                   0.82%
------------------------------------------------------ -------------------------
(1) Shows returns from the commencement of the Fund's or Memorial Class' operations on October 1, 2002 through July 31, 2003.
(2) Shows returns from the commencement of the Adviser Class' operations on February 12, 2003 through July 31, 2003.

Average Annual Total Return (after Taxes on Distributions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

                                       n
                                P(1 + T) = ATV
                                              D

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return (after taxes on distributions); "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Funds for the indicated periods ended July 31, 2003 were as follows:


------------------------------------------------------ -------------------------
Fund:                                                    Fiscal Period Ended
                                                         --------------------
                                                             July 31, 2003
------------------------------------------------------ -------------------------
All Cap Core - Memorial Class (1)                              17.69%
All Cap Core - Adviser Class (2)                               15.54%
                                                               ------
Balanced Growth Fund (1)                                       13.96%
Capital Conservation Fund (1)                                   0.03%
------------------------------------------------------ -------------------------
(1) Shows returns from the commencement of the Fund's or Memorial Class' operations on October 1, 2002 through July 31, 2003.
(2) Shows returns from the commencement of the Adviser Class' operations on February 12, 2003 through July 31, 2003.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

                                       n
                                P(1 + T) = ATV
                                              DR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return (after taxes on distributions and redemptions); "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

The average annual total return (after taxes on distributions and redemption) computed at the public offering price (net asset value) for the Funds for the indicated period ended July 31, 2003 were as follows:


------------------------------------------------------ -------------------------
Fund:                                                     Fiscal Period Ended
                                                             July 31, 2003
----------------------------------------------------- --------------------------
All Cap Core - Memorial Class (1)                               11.53%
All Cap Core - Adviser Class (2)                                10.10%
Balanced Growth Fund (1)                                         9.19%
Capital Conservation Fund (1)                                    0.53%

------------------------------------------------------ -------------------------
(1) Shows returns from the commencement of the Fund's or Memorial Class' operations on October 1, 2002 through July 31, 2003.
(2) Shows returns from the commencement of the Adviser Class' operations on February 12, 2003 through July 31, 2003.

All performance figures are based on historical results and are not intended to indicate future performance.


Counsel
Paul, Hastings, Janofsky & Walker, LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105 serves as counsel to the Trust and has passed upon the legality of the shares offered by the Funds' Prospectus.


Independent Auditors and Financial Statements
Ernst & Young LLP, 875 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has been selected as the independent auditors of the Trust. As such, it is responsible for auditing the financial statements of the Funds. The Funds' financial statements for the fiscal period ended July 31, 2003 are incorporated herein by reference to the Funds' Annual Report dated July 31, 2003.



APPENDIX

Commercial Paper Ratings
------------------------

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

     "A-1" - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

     "A-3" - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     "B" - Issues rated `B' are regarded as having only speculative capacity for timely payment.

     "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     "D" - Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

     Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

     "Prime-1" - Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Fitch's short-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     Short-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than `F1'. `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Thomson Bank Watch assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BankWatch Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

     Thomson Bank Watch ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

     o    Government guarantees

     o    Government or quasi-government ownership or control

     o    The degree of concentration in the banking system

     o    Government precedent

     As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail' but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

     These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

"TBW-1"                                                                 "LC-1"
The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2"                                                                 "LC-2"
The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

"TBW-3"                                                                 "LC-3"
The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4"                                                                 "LC-4"
The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Standard & Poor's

     Standard & Poor's issue credit ratings based in varying degrees, on the following considerations:

     1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
     2.   Nature of and provisions of the obligation; and
     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "BB," "B," "CCC," "CC," And "C" - Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

     The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "c" - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

     "p" - The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     * - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     "r"- The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. - Not Rated - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Moody's uses the following categories for long-term obligations.

     "Aaa" - Bonds that are rated "Aaa" to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds that are rated "Baa" considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Fitch's long-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     Long-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e. below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, or to categories below `CCC'.

`NR' indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Long-Term Debt Ratings assigned by Thomson Financial BankWatch also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what we believe are short-term performance aberrations.

     Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:

Investment Grade

"AAA"                                                                 "LC-AAA"
Indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA"                                                                  "LC-AA"
Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

"A"                                                                   "LC-A"
Indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB"                                                                 "LC-BBB"
The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. "BBB" issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  Non-Investment Grade - may be
                  speculative in the likelihood of
                  timely repayment of principal
                  and interest

"BB"                                                                  "LC-BB"
While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

"B"                                                                   "LC-B"
Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

"CCC"                                                                 "LC-CCC"
Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

"CC"                                                                  "LC-CC"
"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

"D"                                                                   "LC-D"
Default.

Municipal Note Ratings

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization schedule- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
     o Source of payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

     "SP-1" - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - Speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1

     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


                                 OPTIMUM Q FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Declaration of Trust

     (i)  Certificate of Trust (1)

     (ii) Agreement and Declaration of Trust (2)

(b)  Bylaws (2)

(c)  Instruments   Defining  Rights  of  Security  Holders  --  Incorporated  by
     reference to the Agreement and Declaration of Trust.

(d)  Investment Advisory Agreement (3) (e) Underwriting Agreement (3)

(f)      Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement (3)

(h)  Other Material Contracts

     (i)  Fund Administration Servicing Agreement (3)

     (ii) Transfer Agent Servicing Agreement (3)

     (iii) Fund Accounting Servicing Agreement (3)

     (iv) Power of Attorney (2)

     (v)  Operating Expenses Agreement (3)

     (vi) Prospect Servicing Agreement (3)

(i)  Opinion and Consent of Counsel (2)

(j)  Consent of Independent Public Accountants - Filed herewith.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital (2)

(m)  Rule 12b-1 Plan (5)

(n)  Rule 18f-3 Plan (5)

(o)  Reserved.

(p)  Code of Ethics (2)

------------------
(1) Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on July 2, 2002.
(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 20, 2002.
(3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on September 10, 2002.
(4) Incorporated by reference to Registrant's Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on September 11, 2002.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on December 24, 2002.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Harris Bretall Sullivan & Smith, LLC, through its autonomous operating division, MDT Advisers (the "Adviser"), serves as the investment adviser for the Registrant and is located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140. The business and other connections of Harris Bretall Sullivan & Smith, LLC are set forth in the Uniform Application for Investment Adviser Registration (Form ADV) of Harris Bretall Sullivan & Smith, LLC.

Item 27. Principal Underwriters.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust              The Hennessy Mutual Funds, Inc.
           AHA Investment Funds                    Jacob Internet Fund
     Alpha Analytics Investment Trust          The Jensen Portfolio, Inc.
           Alpine Equity Trust                        Kenwood Funds
           Alpine Series Trust                  Kit Cole Investment Trust
     Alternative Investment Advisors           Light Revolution Fund, Inc.
            Blue & White Fund                       The Lindner Funds
         Brandes Investment Trust                      LKCM Funds
      Brandywine Advisors Fund, Inc.      Matrix Asset Advisor Value Fund, Inc.
           Brazos Mutual Funds                     Monetta Fund, Inc.
              Buffalo Funds                           Monetta Trust
            CCM Advisors Funds                          MP63 Fund
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust                    NorCap Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index                   Permanent Portfolio
              Everest Funds                    PIC Investment Trust Funds
        First American Funds, Inc.          Professionally Managed Portfolios
First American Insurance Portfolios, Inc.       Prudent Bear Mutual Funds
  First American Investment Funds, Inc.           Purisima Funds Trust
   First American Strategy Funds, Inc.                Rainier Funds
             FFTW Funds, Inc.                       SEIX Funds, Inc.
         Fort Pitt Capital Funds              TIFF Investment Program, Inc.
               Gintel Fund                     Thompson Plumb Funds, Inc.
           Glenmede Fund, Inc.            TT International U.S.A. Master Trust
         Guinness Atkinson Funds                      Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
         The Hennessy Funds, Inc.
----------------------------------------- --------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Michael Zielinski    Secretary                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Eric W. Falkeis      Board Member                     None
-------------------- -------------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

                                 (2)             (3)
           (1)            Net Underwriting Compensation on     (4)           (5)
     Name of Principal     Discounts and   Redemption and    Brokerage      Other
        Underwriter         Commission      Repurchases     Commissions  Compensation
------------------------- ---------------- --------------- ------------- ------------
Quasar Distributors, LLC  None             None             None         None


Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                          Are located at:
-------------------                           ---------------
Registrant's Fund Administrator,              U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent           615 East Michigan Street
                                              Milwaukee, WI  53202

Registrant's Investment Adviser               MDT Advisers, Inc.
                                              125 CambridgePark Drive
                                              Cambridge, MA 02140

Registrant's Custodian                        U.S. Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH  54202

Registrant's Distributor                      Quasar Distributors, LLC
                                              615 East Michigan Street
                                              Milwaukee, WI  53202

Item 29. Management Services Not Discussed in Parts A and B.

         Not applicable.

Item 30. Undertakings.

         Not applicable.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Cambridge and the State of Massachusetts on the 28th day of November, 2003.

                                             OPTIMUM Q FUNDS


                                        By:  /s/ R. Schorr Berman
                                             --------------------
                                             R. Schorr Berman
                                             President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below on November 28, 2003 by the following persons in the capacities indicated.

Signature                                            Title

/s/ R. Schorr Berman                              President and Trustee
----------------------------------------
R. Schorr Berman


Jean E. de Valpine*                               Independent Trustee and
----------------------------------------          Chairman of the Board
Jean E. de Valpine


Albert Elfner*                                    Independent Trustee
----------------------------------------
Albert Elfner


C. Roderick O'Neil*                               Independent Trustee
----------------------------------------
C. Roderick O'Neil


Harland Riker*                                    Independent Trustee
----------------------------------------
Harland Riker


John C. Duane*                                    Treasurer and Principal
----------------------------------------          Accounting Officer
John C. Duane

*By: /s/ R. Schorr Berman
     --------------------
     R. Schorr Berman
     Attorney-in-Fact pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 20, 2002 and incorporated by reference herein.


EXHIBIT INDEX

      Exhibit                                                      Exhibit No.
      -------                                                      -----------
      Auditor's Consent                                            EX-99.j